NATIONWIDE

VL SEPARATE ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
577 shares (cost $5,947)	$6,080
VP Inflation Protection Fund - Class I (ACVIP1)
109,530 shares (cost $1,312,624)	1,319,839
Global Allocation V.I. Fund - Class I (BRVGA1)
107,625 shares (cost $1,682,741)	1,732,766
Global Allocation V.I. Fund - Class II (MLVGA2)
236,223 shares (cost $3,772,035)	3,796,110
VA Global Bond Portfolio (DFVGB)
24,813 shares (cost $274,996)	270,218
VA International Small Portfolio (DFVIS)
26,409 shares (cost $260,728)	269,376
VA International Value Portfolio (DFVIV)
24,236 shares (cost $258,172)	269,509
VA Short-Term Fixed Portfolio (DFVSTF)
24,275 shares (cost $248,720)	247,606
VA U.S. Large Value Portfolio (DFVULV)
13,096 shares (cost $220,264)	224,602
VA U.S. Targeted Value Portfolio (DFVUTV)
17,673 shares (cost $222,047)	230,991
Stock Index Fund, Inc. - Initial Shares (DSIF)
192,377 shares (cost $5,595,747)	6,129,146
Franklin Income Securities Fund - Class 1 (FTVIS1)
71,108 shares (cost $1,049,575)	1,100,038
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
34,312 shares (cost $273,197)	293,366
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
86,798 shares (cost $1,650,204)	1,735,963
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
94 shares (cost $954)	978
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
26,713 shares (cost $104,921)	104,716
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
59,093 shares (cost $2,008,548)	2,380,262
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
66,035 shares (cost $398,072)	406,775
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
106,238 shares (cost $4,270,274)	3,933,999
Investors Growth Stock Series - Initial Class (MIGIC)
709 shares (cost $8,144)	8,657
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
22,400 shares (cost $366,313)	388,636
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
785 shares (cost $11,896)	12,346
Value Series - Initial Class (MVFIC)
283,594 shares (cost $3,466,390)	4,083,752
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,141 shares (cost $110,947)	122,398
M Business Opportunity Value Fund (MFBOV)
31,812 shares (cost $326,070)	363,931
M Capital Appreciation Fund (MFFCA)
16,216 shares (cost $371,723)	379,137
M International Equity Fund (MFBIE)
33,981 shares (cost $365,481)	393,165
M Large Cap Growth Fund (MFTCG)
26,865 shares (cost $442,215)	515,807
Core Plus Fixed Income Portfolio - Class I (MSVFI)
11,389 shares (cost $114,363)	121,175
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
88,368 shares (cost $1,264,549)	1,348,491
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
321,954 shares (cost $5,521,421)	6,342,487
American Funds NVIT Bond Fund - Class II (GVABD2)
71,989 shares (cost $803,987)	844,426
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
59,309 shares (cost $1,223,215)	1,408,599
American Funds NVIT Growth Fund - Class II (GVAGR2)
39,236 shares (cost $1,989,727)	2,372,182

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
29,833 shares (cost $1,078,153)	1,234,205
Federated NVIT High Income Bond Fund - Class III (HIBF3)
427,367 shares (cost $2,932,632)	2,948,835
NVIT Emerging Markets Fund - Class III (GEM3)
322,248 shares (cost $3,693,972)	3,812,191
NVIT International Equity Fund - Class III (GIG3)
24,338 shares (cost $209,903)	223,419
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
22,821 shares (cost $189,357)	208,585
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
35,069 shares (cost $302,724)	292,477
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
108,506 shares (cost $1,100,715)	1,188,136
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
374,929 shares (cost $3,253,683)	3,348,116
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
326,830 shares (cost $3,321,518)	3,529,760
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
511,460 shares (cost $5,128,369)	5,380,560
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
128,628 shares (cost $1,340,050)	1,376,323
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
860,816 shares (cost $8,783,764)	9,167,688
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,129,606 shares (cost $10,889,705)	11,442,912
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
178,028 shares (cost $1,854,651)	1,922,698
NVIT Core Bond Fund - Class I (NVCBD1)
119,678 shares (cost $1,301,575)	1,353,554
NVIT Core Plus Bond Fund - Class I (NVLCP1)
26,534 shares (cost $311,738)	313,627
NVIT Nationwide Fund - Class I (TRF)
59,583 shares (cost $458,474)	607,148
NVIT Government Bond Fund - Class I (GBF)
131,968 shares (cost $1,568,975)	1,534,789
American Century NVIT Growth Fund - Class I (CAF)
16,165 shares (cost $250,171)	252,180
NVIT International Index Fund - Class VI (GVIX6)
262,708 shares (cost $2,037,022)	2,193,610
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
328,003 shares (cost $2,746,934)	3,276,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
65,412 shares (cost $854,886)	892,869
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
129,550 shares (cost $1,805,256)	1,953,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
156,881 shares (cost $1,609,534)	1,631,562
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
711,748 shares (cost $7,373,017)	8,014,286
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,135,005 shares (cost $11,293,761)	12,666,652
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,009 shares (cost $858,504)	901,278
NVIT Mid Cap Index Fund - Class I (MCIF)
86,300 shares (cost $1,573,172)	1,642,290
NVIT Money Market Fund - Class I (SAM)
5,076,186 shares (cost $5,076,186)	5,076,186
NVIT Money Market Fund - Class V (SAM5)
3,794,061 shares (cost $3,794,061)	3,794,061
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
73,902 shares (cost $651,951)	743,457
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
100,337 shares (cost $885,642)	977,284
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
132,402 shares (cost $1,258,598)	1,395,519
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
43,154 shares (cost $375,605)	404,351
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
129,013 shares (cost $1,118,722)	1,372,700
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
4,708 shares (cost $47,739)	48,587

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
37,311 shares (cost $371,228)	385,420
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
29,265 shares (cost $449,334)	508,919
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
42,166 shares (cost $419,276)	497,558
NVIT Multi-Manager Small Company Fund - Class I (SCF)
39,403 shares (cost $652,970)	771,112
NVIT Multi-Sector Bond Fund - Class I (MSBF)
98,356 shares (cost $854,677)	933,397
NVIT Short Term Bond Fund - Class I (NVSTB1)
2,505 shares (cost $26,696)	26,452
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,243 shares (cost $127,199)	128,917
NVIT Large Cap Growth Fund - Class I (NVOLG1)
202,384 shares (cost $3,097,545)	3,503,272
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
72,094 shares (cost $685,340)	718,781
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
62,850 shares (cost $845,131)	856,649
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
46,253 shares (cost $690,342)	696,111
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
70,857 shares (cost $740,484)	735,490
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
454,396 shares (cost $4,921,815)	5,107,412
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
450,039 shares (cost $4,892,943)	5,008,936
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
13,750 shares (cost $150,495)	150,704
Templeton NVIT International Value Fund - Class III (NVTIV3)
60,956 shares (cost $742,623)	744,276
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
73,323 shares (cost $715,280)	837,349
NVIT Real Estate Fund - Class I (NVRE1)
406,952 shares (cost $3,489,008)	3,853,837
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
71,245 shares (cost $1,134,090)	1,258,901
American Century VP Inflation Protection Fund - Class II (ACVIP2)
84,696 shares (cost $1,000,293)	1,018,896
VP Mid Cap Value Fund - Class I (ACVMV1)
130,467 shares (cost $1,719,982)	1,902,213
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
174,923 shares (cost $2,028,383)	2,371,950
Appreciation Portfolio - Initial Shares (DCAP)
24,980 shares (cost $977,362)	1,010,922
Quality Bond Fund II - Primary Shares (FQB)
5,107 shares (cost $58,176)	60,258
VIP Energy Portfolio - Service Class 2 (FNRS2)
196,196 shares (cost $3,725,116)	3,816,006
VIP Equity-Income Portfolio - Service Class (FEIS)
137,886 shares (cost $2,620,123)	2,739,802
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
61,476 shares (cost $665,205)	684,841
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
141,557 shares (cost $1,500,638)	1,584,024
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
395,836 shares (cost $3,906,247)	4,302,738
VIP Growth Portfolio - Service Class (FGS)
55,643 shares (cost $1,989,357)	2,334,208
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
273,023 shares (cost $3,541,040)	3,532,924
VIP Mid Cap Portfolio - Service Class (FMCS)
151,922 shares (cost $4,332,502)	4,616,903
VIP Overseas Portfolio - Service Class R (FOSR)
87,564 shares (cost $1,351,983)	1,401,032
VIP Value Strategies Portfolio - Service Class (FVSS)
1,495 shares (cost $12,446)	16,567
Franklin Income Securities Fund - Class 2 (FTVIS2)
60,494 shares (cost $877,056)	911,644

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
1,967 shares (cost $33,851)	43,343
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
140,195 shares (cost $2,040,075)	2,604,822
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
62,542 shares (cost $539,066)	652,312
Templeton Foreign Securities Fund - Class 3 (TIF3)
31,249 shares (cost $355,107)	447,487
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
128,810 shares (cost $2,462,586)	2,509,226
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
141,467 shares (cost $1,079,286)	1,203,884
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
61,474 shares (cost $676,573)	673,137
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,188 shares (cost $16,155)	15,682
Socially Responsive Portfolio - I Class Shares (AMSRS)
9,736 shares (cost $123,170)	154,707
Global Securities Fund/VA - Class 3 (OVGS3)
38,089 shares (cost $1,127,632)	1,248,177
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
37,779 shares (cost $680,624)	905,553
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
51,233 shares (cost $886,118)	1,031,828
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
25,424 shares (cost $141,794)	144,154
All Asset Portfolio - Administrative Class (PMVAAA)
3,681 shares (cost $41,947)	41,885
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
77,566 shares (cost $915,374)	916,055
Low Duration Portfolio - Administrative Class (PMVLDA)
228,461 shares (cost $2,411,946)	2,462,808
Total Return Portfolio - Administrative Class (PMVTRA)
96,839 shares (cost $1,103,509)	1,118,493
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
604 shares (cost $22,365)	21,916
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2,238 shares (cost $27,224)	28,447
Health Sciences Fund, Inc. (TRHS)
17,679 shares (cost $750,280)	728,744
Health Sciences Portfolio - II (TRHS2)
34,404 shares (cost $625,130)	710,450
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
54,644 shares (cost $1,588,044)	1,591,780
Variable Insurance Portfolios - Asset Strategy (WRASP)
592,091 shares (cost $5,737,444)	6,350,710
Variable Insurance Portfolios - Balanced (WRBP)
15,725 shares (cost $141,994)	147,364
Variable Insurance Portfolios - Bond (WRBDP)
103,107 shares (cost $586,417)	608,185
Variable Insurance Portfolios - Core Equity (WRCEP)
32,630 shares (cost $370,773)	403,988
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
56,815 shares (cost $376,316)	411,605
Variable Insurance Portfolios - Energy (WRENG)
29,555 shares (cost $173,440)	174,201
Variable Insurance Portfolios - Global Bond (WRGBP)
3,079 shares (cost $15,487)	15,604
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
91,168 shares (cost $503,318)	459,461
Variable Insurance Portfolios - Growth (WRGP)
30,636 shares (cost $300,615)	325,549
Variable Insurance Portfolios - High Income (WRHIP)
268,947 shares (cost $987,010)	1,020,682
Variable Insurance Portfolios - International Growth (WRIP)
38,558 shares (cost $302,047)	326,348
Variable Insurance Portfolios - International Core Equity (WRI2P)
16,747 shares (cost $261,196)	269,101
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
796 shares (cost $4,092)	3,915

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
7,164 shares (cost $149,987)	151,366
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
41,151 shares (cost $334,007)	351,328
Variable Insurance Portfolios - Money Market (WRMMP)
143,917 shares (cost $143,917)	143,917
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
97,289 shares (cost $474,666)	490,733
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
62,311 shares (cost $320,971)	332,079
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
366,114 shares (cost $1,829,995)	1,951,974
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
402,012 shares (cost $2,070,403)	2,190,283
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
48,471 shares (cost $257,416)	262,250
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
19,055 shares (cost $135,171)	150,418
Variable Insurance Portfolios - Science and Technology (WRSTP)
36,591 shares (cost $596,381)	662,433
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
22,914 shares (cost $217,971)	219,889
Variable Insurance Portfolios - Small Cap Value (WRSCV)
11,257 shares (cost $167,961)	180,596
Variable Insurance Portfolios - Value (WRVP)
21,555 shares (cost $118,985)	128,711
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
76,010 shares (cost $612,523)	598,962

Total Investments	$236,894,753

Accounts Receivable-Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	16,951
Accounts Receivable-VIP Energy Portfolio - Service Class 2 (FNRS2)	13,031
Accounts Receivable-Variable Insurance Portfolios - Asset Strategy (WRASP)	10,810
Accounts Receivable-NVIT Cardinal Balanced Fund - Class I (NVCRB1)	8,537
Accounts Receivable-Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	7,649
Accounts Receivable-NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	7,339
Accounts Receivable-Health Sciences Fund, Inc. (TRHS)	6,363
Accounts Receivable-VIP Mid Cap Portfolio - Service Class (FMCS)	5,901
Accounts Receivable-VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	4,850
Accounts Receivable-NVIT Emerging Markets Fund - Class III (GEM3)	4,365
Accounts Receivable-NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	4,200
Accounts Receivable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	192
Accounts Receivable-Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2

Other Accounts Payable	(3,219)
Accounts Payable-VA Global Bond Portfolio (DFVGB)	(842)
Accounts Payable-VA Short-Term Fixed Portfolio (DFVSTF)	(923)
Accounts Payable-VA U.S. Targeted Value Portfolio (DFVUTV)	(1,248)
Accounts Payable-VA U.S. Large Value Portfolio (DFVULV)	(1,342)
Accounts Payable-Franklin Income Securities Fund - Class 2 (FTVIS2)	(1,925)
Accounts Payable-VA International Small Portfolio (DFVIS)	(2,028)
Accounts Payable-Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	(2,104)
Accounts Payable-VA International Value Portfolio (DFVIV)	(2,641)
Accounts Payable-NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	(2,840)
Accounts Payable-Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	(5,873)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(28,993)

$236,930,965

Contract Owners’ Equity:
Accumulation units
Total Contract Owners’ Equity (note 8)	236,930,965

$236,930,965

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DFVGB	DFVIS	DFVIV
Reinvested dividends	$	3,440,064	1	18,423	25,902	54,701	3,472	5,453	7,083

Net investment income (loss)		3,440,064	1	18,423	25,902	54,701	3,472	5,453	7,083

Realized gain (loss) on investments		3,824,425	21	284	452	76,063	892	4,980	8,572
Change in unrealized gain (loss) on investments		13,136,897	134	7,215	50,026	239,141	(4,778)	8,648	11,337

Net gain (loss) on investments		16,961,322	155	7,499	50,478	315,204	(3,886)	13,628	19,909

Reinvested capital gains		3,583,660	-	-	4,947	11,197	2,893	3,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	23,985,046	156	25,922	81,327	381,102	2,479	22,724	26,992

Investment Activity:		DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1	GVGMNS
Reinvested dividends	$	790	3,479	2,693	106,562	26,844	-	25,048	-

Net investment income (loss)		790	3,479	2,693	106,562	26,844	-	25,048	-

Realized gain (loss) on investments		131	7,604	5,900	3,897	(5,077)	989	(4,822)	3
Change in unrealized gain (loss) on investments		(1,114)	4,338	8,944	315,463	50,463	20,169	85,759	24

Net gain (loss) on investments		(983)	11,942	14,844	319,360	45,386	21,158	80,937	27

Reinvested capital gains		423	-	-	208,195	-	-	610	1

Net increase (decrease) in contract owners’ equity resulting from operations	$	230	15,421	17,537	634,117	72,230	21,158	106,595	28

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		IVKMG1	JACAS	JAGTS	JAIGS	MIGIC	MVIVIC	MNDIC	MVFIC
Reinvested dividends	$	-	13,078	-	23,411	37	2,326	-	60,556

Net investment income (loss)		-	13,078	-	23,411	37	2,326	-	60,556

Realized gain (loss) on investments		(559)	30,271	(4,449)	(104,118)	313	80	(35)	112,583
Change in unrealized gain (loss) on investments		(204)	384,801	8,703	(336,274)	299	22,323	451	343,361

Net gain (loss) on investments		(763)	415,072	4,254	(440,392)	612	22,403	416	455,944

Reinvested capital gains		31	-	-	413,494	390	-	524	28,072

Net increase (decrease) in contract owners’ equity resulting from operations	$	(732)	428,150	4,254	(3,487)	1,039	24,729	940	544,572

Investment Activity:		MVIVSC	MFBOV	MFFCA	MFBIE	MFTCG	MSVFI	NVAMV1	GVAAA2
Reinvested dividends	$	1,769	2,247	1,172	7,494	186	5,588	13,188	70,425

Net investment income (loss)		1,769	2,247	1,172	7,494	186	5,588	13,188	70,425

Realized gain (loss) on investments		(3,421)	13,849	9,865	(14,908)	13,048	1,122	13,685	58,751
Change in unrealized gain (loss) on investments		17,379	30,910	16,177	70,553	48,713	3,744	92,825	594,982

Net gain (loss) on investments		13,958	44,759	26,042	55,645	61,761	4,866	106,510	653,733

Reinvested capital gains		-	-	23,382	-	-	-	55,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,727	47,006	50,596	63,139	61,947	10,454	174,722	724,158

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM3	GIG3	NVIE6
Reinvested dividends	$	16,266	10,169	5,002	13,019	232,847	17,787	1,838	1,241

Net investment income (loss)		16,266	10,169	5,002	13,019	232,847	17,787	1,838	1,241

Realized gain (loss) on investments		6,076	28,624	55,744	43,763	21,474	23,426	4,071	16,066
Change in unrealized gain (loss) on investments		10,323	191,307	277,737	129,082	76,171	392,577	15,699	17,556

Net gain (loss) on investments		16,399	219,931	333,481	172,845	97,645	416,003	19,770	33,622

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	32,665	230,100	338,483	185,864	330,492	433,790	21,608	34,863

Investment Activity:		NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$	4,134	12,933	32,801	53,181	72,728	24,312	103,659	140,561

Net investment income (loss)		4,134	12,933	32,801	53,181	72,728	24,312	103,659	140,561

Realized gain (loss) on investments		(704)	77,593	57,818	43,035	28,193	10,714	97,573	203,599
Change in unrealized gain (loss) on investments		26,963	36,533	227,673	190,579	401,966	37,306	408,271	637,781

Net gain (loss) on investments		26,259	114,126	285,491	233,614	430,159	48,020	505,844	841,380

Reinvested capital gains		20,865	-	120,518	40,150	70,252	18,045	104,890	271,143

Net increase (decrease) in contract owners’ equity resulting from operations	$	51,258	127,059	438,810	326,945	573,139	90,377	714,393	1,253,084

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX6	GVIDA
Reinvested dividends	$	30,758	40,632	7,339	8,531	34,517	1,418	52,273	49,414

Net investment income (loss)		30,758	40,632	7,339	8,531	34,517	1,418	52,273	49,414

Realized gain (loss) on investments		13,471	14,866	16,346	34,806	11,195	2,166	(9,546)	118,009
Change in unrealized gain (loss) on investments		59,674	34,797	(5,851)	37,221	(48,736)	1,832	222,308	290,696

Net gain (loss) on investments		73,145	49,663	10,495	72,027	(37,541)	3,998	212,762	408,705

Reinvested capital gains		30,065	8,757	5,859	-	44,149	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	133,968	99,052	23,693	80,558	41,125	5,416	265,035	458,119

Investment Activity:		NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG3
Reinvested dividends	$	14,947	32,990	28,455	134,040	206,542	15,307	17,085	4,227

Net investment income (loss)		14,947	32,990	28,455	134,040	206,542	15,307	17,085	4,227

Realized gain (loss) on investments		18,780	27,275	26,849	431,663	701,058	15,996	46,058	29,893
Change in unrealized gain (loss) on investments		37,582	123,364	5,533	291,474	752,105	33,687	12,851	62,307

Net gain (loss) on investments		56,362	150,639	32,382	723,137	1,453,163	49,683	58,909	92,200

Reinvested capital gains		9,469	22,519	22,058	-	-	3,801	92,274	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	80,778	206,148	82,895	857,177	1,659,705	68,791	168,268	96,427

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF
Reinvested dividends	$	3,580	6,807	5,262	-	647	4,237	-	3,979

Net investment income (loss)		3,580	6,807	5,262	-	647	4,237	-	3,979

Realized gain (loss) on investments		(17,483)	20,054	2,705	107,422	(700)	18,282	14,302	39,179
Change in unrealized gain (loss) on investments		156,680	126,307	47,476	(40,856)	849	(1,790)	39,783	40,365

Net gain (loss) on investments		139,197	146,361	50,181	66,566	149	16,492	54,085	79,544

Reinvested capital gains		-	33,169	-	133,722	3,403	36,838	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	142,777	186,337	55,443	200,288	4,199	57,567	54,085	83,523

Investment Activity:		SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP
Reinvested dividends	$	1,176	22,916	350	1,748	24,797	12,184	19,983	9,033

Net investment income (loss)		1,176	22,916	350	1,748	24,797	12,184	19,983	9,033

Realized gain (loss) on investments		27,035	10,469	894	862	43,966	478	10,132	17
Change in unrealized gain (loss) on investments		73,064	67,050	(244)	2,119	495,588	33,441	11,518	5,768

Net gain (loss) on investments		100,099	77,519	650	2,981	539,554	33,919	21,650	5,785

Reinvested capital gains		-	-	-	-	-	-	8,663	2,548

Net increase (decrease) in contract owners’ equity resulting from operations	$	101,275	100,435	1,000	4,729	564,351	46,103	50,296	17,366

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	ALVSVA
Reinvested dividends	$	13,011	93,477	94,859	2,882	16,997	10,132	39,915	5,982

Net investment income (loss)		13,011	93,477	94,859	2,882	16,997	10,132	39,915	5,982

Realized gain (loss) on investments		1,981	116	14,524	1,102	(11,030)	50,494	162,774	8,187
Change in unrealized gain (loss) on investments		(4,993)	185,597	115,992	209	112,818	70,564	(38,207)	136,795

Net gain (loss) on investments		(3,012)	185,713	130,516	1,311	101,788	121,058	124,567	144,982

Reinvested capital gains		6,316	-	-	310	12,026	-	324,070	34,866

Net increase (decrease) in contract owners’ equity resulting from operations	$	16,315	279,190	225,375	4,503	130,811	131,190	488,552	185,830

Investment Activity:		ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$	27,035	36,016	7,352	27,822	2,328	29,417	80,010	11,936

Net investment income (loss)		27,035	36,016	7,352	27,822	2,328	29,417	80,010	11,936

Realized gain (loss) on investments		38,032	56,994	66,187	36,831	454	33,070	104,176	2,464
Change in unrealized gain (loss) on investments		(12,387)	82,130	129,986	2,488	2,789	93,194	(3,103)	31,958

Net gain (loss) on investments		25,645	139,124	196,173	39,319	3,243	126,264	101,073	34,422

Reinvested capital gains		30,423	90,632	57,035	-	-	-	146,779	8,437

Net increase (decrease) in contract owners’ equity resulting from operations	$	83,103	265,772	260,560	67,141	5,571	155,681	327,862	54,795

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS	FTVIS2
Reinvested dividends	$	29,979	84,273	11,801	78,232	23,560	25,605	78	65,927

Net investment income (loss)		29,979	84,273	11,801	78,232	23,560	25,605	78	65,927

Realized gain (loss) on investments		30,506	71,197	37,259	29,754	132,866	(100,375)	2,882	14,525
Change in unrealized gain (loss) on investments		91,744	328,500	246,432	(27,215)	58,453	318,570	1,031	27,352

Net gain (loss) on investments		122,250	399,697	283,691	2,539	191,319	218,195	3,913	41,877

Reinvested capital gains		17,490	35,517	-	87,097	363,374	4,647	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	169,719	519,487	295,492	167,868	578,253	248,447	3,991	107,804

Investment Activity:		FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMTB	AMFAS
Reinvested dividends	$	756	22,740	8,437	12,156	161,563	38,216	18,968	-

Net investment income (loss)		756	22,740	8,437	12,156	161,563	38,216	18,968	-

Realized gain (loss) on investments		(255)	126,927	4,375	11,313	11,654	44,501	(8,517)	1,189
Change in unrealized gain (loss) on investments		4,495	250,061	59,967	46,175	143,590	95,960	18,469	503

Net gain (loss) on investments		4,240	376,988	64,342	57,488	155,244	140,461	9,952	1,692

Reinvested capital gains		-	-	-	-	4,088	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	4,996	399,728	72,779	69,644	320,895	178,677	28,920	1,692

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		AMSRS	OVGS3	OVGI	OVSC	OVSB	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$	347	21,789	8,081	5,225	-	1,131	47,236	36,879

Net investment income (loss)		347	21,789	8,081	5,225	-	1,131	47,236	36,879

Realized gain (loss) on investments		4,314	108,542	41,142	28,394	166	25	18,531	1,651
Change in unrealized gain (loss) on investments		10,513	78,751	80,587	111,718	2,360	(62)	(42,207)	68,738

Net gain (loss) on investments		14,827	187,293	121,729	140,112	2,526	(37)	(23,676)	70,389

Reinvested capital gains		-	-	-	-	-	-	20,355	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,174	209,082	129,810	145,337	2,526	1,094	43,915	107,268

Investment Activity:		PMVTRA	ACEG	AVMCCI	TRHS	TRHS2	VWHA	WRASP	WRBP
Reinvested dividends	$	18,069	-	9	2,302	-	8,811	55,943	2,557

Net investment income (loss)		18,069	-	9	2,302	-	8,811	55,943	2,557

Realized gain (loss) on investments		5,495	(355)	4	9,408	24,861	(9,202)	37,546	2,654
Change in unrealized gain (loss) on investments		16,593	(449)	1,223	(21,536)	89,078	3,735	811,171	4,514

Net gain (loss) on investments		22,088	(804)	1,227	(12,128)	113,939	(5,467)	848,717	7,168

Reinvested capital gains		19,925	-	114	27,455	13,035	14,701	-	9,259

Net increase (decrease) in contract owners’ equity resulting from operations	$	60,082	(804)	1,350	17,629	126,974	18,045	904,660	18,984

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP
Reinvested dividends	$	18,196	2,046	3,743	-	411	-	176	36,707

Net investment income (loss)		18,196	2,046	3,743	-	411	-	176	36,707

Realized gain (loss) on investments		8,110	7,143	15,702	2,209	18	2,617	4,031	46,463
Change in unrealized gain (loss) on investments		1,972	15,809	22,369	806	137	(14,355)	7,486	32,892

Net gain (loss) on investments		10,082	22,952	38,071	3,015	155	(11,738)	11,517	79,355

Reinvested capital gains		4,615	34,261	-	-	14	22,436	20,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	32,893	59,259	41,814	3,015	580	10,698	32,554	116,062

Investment Activity:		WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP
Reinvested dividends	$	5,249	5,143	115	-	-	40	3,664	2,609

Net investment income (loss)		5,249	5,143	115	-	-	40	3,664	2,609

Realized gain (loss) on investments		4,535	1,481	17	6,627	4,390	-	11,097	(233)
Change in unrealized gain (loss) on investments		20,246	20,393	(151)	(3,066)	5,554	-	13,715	8,591

Net gain (loss) on investments		24,781	21,874	(134)	3,561	9,944	-	24,812	8,358

Reinvested capital gains		17,144	1,866	96	10,808	26,092	-	18,130	8,215

Net increase (decrease) in contract owners’ equity resulting from operations	$	47,174	28,883	77	14,369	36,036	40	46,606	19,182

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$	15,594	14,418	1,882	1,058	-	-	629	1,384

Net investment income (loss)		15,594	14,418	1,882	1,058	-	-	629	1,384

Realized gain (loss) on investments		22,393	34,150	2,286	14,061	6,122	3,741	1,635	1,731
Change in unrealized gain (loss) on investments		69,990	92,446	6,137	5,270	81,116	97	14,586	5,886

Net gain (loss) on investments		92,383	126,596	8,423	19,331	87,238	3,838	16,221	7,617

Reinvested capital gains		44,791	47,345	5,794	-	35,635	4,623	9,195	8,495

Net increase (decrease) in contract owners’ equity resulting from operations	$	152,768	188,359	16,099	20,389	122,873	8,461	26,045	17,496

Investment Activity:		WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	VWHAR	OVHI3	OVHI
Reinvested dividends	$	-	-	-	-	-	-	17,362	217

Net investment income (loss)		-	-	-	-	-	-	17,362	217

Realized gain (loss) on investments		14,496	19,118	(250,392)	5,338	10,475	(137,573)	(6,279)	53
Change in unrealized gain (loss) on investments		(15,363)	25,816	680,804	(2,352)	936	114,470	131	(113)

Net gain (loss) on investments		(867)	44,934	430,412	2,986	11,411	(23,103)	(6,148)	(60)

Reinvested capital gains		27,749	-	-	-	-	51,561	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	26,882	44,934	430,412	2,986	11,411	28,458	11,214	157

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAA		ACVIP1		BRVGA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,440,064	2,484,110	1	-	18,423	-	25,902	-
Realized gain (loss) on investments	3,824,425	2,679,995	21	-	284	-	452	-
Change in unrealized gain (loss) on investments	13,136,897	(11,743,102)	134	-	7,215	-	50,026	-
Reinvested capital gains	3,583,660	690,612	-	-	-	-	4,947	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,985,046	(5,888,385)	156	-	25,922	-	81,327	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	75,751,494	69,416,717	3,593	-	845,660	-	755,006	-
Transfers between funds	-	-	3,391	-	523,351	-	979,910	-
Surrenders (note 6)	(5,712,870)	(4,530,807)	-	-	(36)	-	(632)	-
Death Benefits (note 4)	(186,024)	(85,723)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,512,147)	(1,532,587)	-	-	1,280	-	(683)	-
Deductions for surrender charges (note 2d)	(1,749,670)	(1,484,097)	-	-	(226)	-	(2,502)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,716,337)	(17,338,392)	(1,056)	-	(75,575)	-	(78,392)	-
Asset charges (note 3)	(711,162)	(525,076)	(4)	-	(845)	-	(1,280)	-
Adjustments to maintain reserves	109,181	87,446	1	-	(237)	-	10	-

Net equity transactions	44,272,465	44,007,481	5,925	-	1,293,372	-	1,651,437	-

Net change in contract owners’ equity	68,257,511	38,119,096	6,081	-	1,319,294	-	1,732,764	-
Contract owners’ equity beginning of period	168,673,454	130,554,358	-	-	-	-	-	-

Contract owners’ equity end of period	$236,930,965	168,673,454	6,081	-	1,319,294	-	1,732,764	-

CHANGES IN UNITS:
Beginning units	14,492,169	10,808,563	-	-	-	-	-	-
Units purchased	9,902,713	8,029,832	699	-	133,835	-	176,532	-
Units redeemed	(5,733,829)	(4,346,226)	(106)	-	(7,581)	-	(8,420)	-

Ending units	18,661,053	14,492,169	593	-	126,254	-	168,112	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA2		DFVGB		DFVIS		DFVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$54,701	92,116	3,472	-	5,453	-	7,083	-
Realized gain (loss) on investments	76,063	16,616	892	-	4,980	-	8,572	-
Change in unrealized gain (loss) on investments	239,141	(356,890)	(4,778)	-	8,648	-	11,337	-
Reinvested capital gains	11,197	92,062	2,893	-	3,643	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	381,102	(156,096)	2,479	-	22,724	-	26,992	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	351,890	1,054,749	197,024	-	202,225	-	215,010	-
Transfers between funds	(684,705)	1,601,129	95,058	-	70,663	-	58,729	-
Surrenders (note 6)	(55,143)	(38,740)	-	-	-	-	(2,897)	-
Death Benefits (note 4)	(1,338)	(1,020)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(21,681)	(20,615)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(32,298)	(5,527)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(328,745)	(301,515)	(25,186)	-	(25,923)	-	(27,642)	-
Asset charges (note 3)	(8,548)	(6,568)	(1)	-	(16)	-	(12)	-
Adjustments to maintain reserves	-	96	2	-	(2,325)	-	(3,312)	-

Net equity transactions	(780,568)	2,281,989	266,897	-	244,624	-	239,876	-

Net change in contract owners’ equity	(399,466)	2,125,893	269,376	-	267,348	-	266,868	-
Contract owners’ equity beginning of period	4,195,588	2,069,695	-	-	-	-	-	-

Contract owners’ equity end of period	$3,796,122	4,195,588	269,376	-	267,348	-	266,868	-

CHANGES IN UNITS:
Beginning units	325,219	154,611	-	-	-	-	-	-
Units purchased	33,767	205,658	37,949	-	38,999	-	38,027	-
Units redeemed	(91,827)	(35,050)	(11,755)	-	(13,567)	-	(13,471)	-

Ending units	267,159	325,219	26,194	-	25,432	-	24,556	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DFVSTF		DFVULV		DFVUTV		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$790	-	3,479	-	2,693	-	106,562	58,600
Realized gain (loss) on investments	131	-	7,604	-	5,900	-	3,897	(81,358)
Change in unrealized gain (loss) on investments	(1,114)	-	4,338	-	8,944	-	315,463	55,442
Reinvested capital gains	423	-	-	-	-	-	208,195	19,478

Net increase (decrease) in contract owners’ equity resulting from operations	230	-	15,421	-	17,537	-	634,117	52,162

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	206,604	-	160,808	-	177,266	-	2,950,493	784,468
Transfers between funds	66,449	-	70,347	-	59,205	-	(96,782)	357,444
Surrenders (note 6)	-	-	-	-	-	-	(207,853)	(78,067)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(110,006)	(63,278)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(45,471)	(32,497)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,598)	-	(21,346)	-	(23,178)	-	(423,294)	(286,648)
Asset charges (note 3)	-	-	(25)	-	(19)	-	(16,510)	(10,006)
Adjustments to maintain reserves	(2)	-	(1,945)	-	(1,068)	-	(11)	34

Net equity transactions	246,453	-	207,839	-	212,206	-	2,050,566	671,450

Net change in contract owners’ equity	246,683	-	223,260	-	229,743	-	2,684,683	723,612
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,443,959	2,720,347

Contract owners’ equity end of period	$246,683	-	223,260	-	229,743	-	6,128,642	3,443,959

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	287,581	231,422
Units purchased	35,291	-	31,234	-	32,801	-	245,840	104,013
Units redeemed	(10,709)	-	(10,752)	-	(11,647)	-	(91,248)	(47,854)

Ending units	24,582	-	20,482	-	21,154	-	442,173	287,581

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS1		FTVFA1		FTVGB1		GVGMNS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,844	-	-	-	25,048	-	-	-
Realized gain (loss) on investments	(5,077)	-	989	-	(4,822)	-	3	-
Change in unrealized gain (loss) on investments	50,463	-	20,169	-	85,759	-	24	-
Reinvested capital gains	-	-	-	-	610	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,230	-	21,158	-	106,595	-	28	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	367,348	-	63,482	-	1,249,486	-	921	-
Transfers between funds	714,179	-	226,845	-	483,903	-	162	-
Surrenders (note 6)	(199)	-	(552)	-	(288)	-	-	-
Death Benefits (note 4)	-	-	-	-	(117)	-	-	-
Net policy repayments (loans) (note 5)	1,509	-	(5)	-	198	-	-	-
Deductions for surrender charges (note 2d)	(247)	-	(2,194)	-	(265)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,488)	-	(15,312)	-	(100,610)	-	(132)	-
Asset charges (note 3)	(322)	-	(56)	-	(2,940)	-	(2)	-
Adjustments to maintain reserves	965	-	1	-	16,952	-	3	-

Net equity transactions	1,027,745	-	272,209	-	1,646,319	-	952	-

Net change in contract owners’ equity	1,099,975	-	293,367	-	1,752,914	-	980	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,099,975	-	293,367	-	1,752,914	-	980	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	109,437	-	29,239	-	172,095	-	108	-
Units redeemed	(6,376)	-	(1,961)	-	(9,787)	-	(13)	-

Ending units	103,061	-	27,278	-	162,308	-	95	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		JACAS		JAGTS		JAIGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	13,078	4,362	-	-	23,411	-
Realized gain (loss) on investments	(559)	-	30,271	160,623	(4,449)	-	(104,118)	-
Change in unrealized gain (loss) on investments	(204)	-	384,801	(274,065)	8,703	-	(336,274)	-
Reinvested capital gains	31	-	-	-	-	-	413,494	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732)	-	428,150	(109,080)	4,254	-	(3,487)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,786	-	381,292	379,456	54,996	-	419,593	-
Transfers between funds	95,117	-	65,936	(242,449)	373,681	-	3,799,175	-
Surrenders (note 6)	(2,850)	-	(33,512)	(36,175)	-	-	(54,889)	-
Death Benefits (note 4)	-	-	(896)	(993)	-	-	(543)	-
Net policy repayments (loans) (note 5)	(171)	-	(7,138)	(20,472)	(206)	-	(12,716)	-
Deductions for surrender charges (note 2d)	(347)	-	(19,313)	(14,478)	-	-	(16,547)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,861)	-	(166,966)	(152,773)	(25,278)	-	(187,905)	-
Asset charges (note 3)	(225)	-	(6,324)	(5,481)	(673)	-	(8,683)	-
Adjustments to maintain reserves	6	-	(7)	2	(2,103)	-	7,650	-

Net equity transactions	105,455	-	213,072	(93,363)	400,417	-	3,945,135	-

Net change in contract owners’ equity	104,723	-	641,222	(202,443)	404,671	-	3,941,648	-
Contract owners’ equity beginning of period	-	-	1,739,033	1,941,476	-	-	-	-

Contract owners’ equity end of period	$104,723	-	2,380,255	1,739,033	404,671	-	3,941,648	-

CHANGES IN UNITS:
Beginning units	-	-	149,403	155,217	-	-	-	-
Units purchased	11,873	-	34,900	46,255	46,614	-	441,102	-
Units redeemed	(1,217)	-	(19,201)	(52,069)	(6,344)	-	(47,426)	-

Ending units	10,656	-	165,102	149,403	40,270	-	393,676	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MIGIC		MVIVIC		MNDIC		MVFIC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$37	35	2,326	-	-	-	60,556	47,137
Realized gain (loss) on investments	313	1,018	80	-	(35)	-	112,583	103,506
Change in unrealized gain (loss) on investments	299	(1,062)	22,323	-	451	-	343,361	(167,909)
Reinvested capital gains	390	-	-	-	524	-	28,072	12,749

Net increase (decrease) in contract owners’ equity resulting from operations	1,039	(9)	24,729	-	940	-	544,572	(4,517)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,954	2,502	107,631	-	5,688	-	519,239	559,283
Transfers between funds	1,682	(971)	270,112	-	9,322	-	239,328	230,208
Surrenders (note 6)	-	(1,590)	(777)	-	(2,826)	-	(132,864)	(60,421)
Death Benefits (note 4)	-	-	-	-	-	-	-	(5,246)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(9,067)	(13,647)
Deductions for surrender charges (note 2d)	-	(400)	-	-	-	-	(35,673)	(15,587)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(632)	(577)	(12,822)	-	(754)	-	(227,360)	(210,955)
Asset charges (note 3)	(37)	(33)	(237)	-	(16)	-	(10,951)	(9,304)
Adjustments to maintain reserves	5	(1)	(3)	-	(13)	-	43	(7)

Net equity transactions	2,972	(1,070)	363,904	-	11,401	-	342,695	474,324

Net change in contract owners’ equity	4,011	(1,079)	388,633	-	12,341	-	887,267	469,807
Contract owners’ equity beginning of period	4,649	5,728	-	-	-	-	3,196,717	2,726,910

Contract owners’ equity end of period	$8,660	4,649	388,633	-	12,341	-	4,083,984	3,196,717

CHANGES IN UNITS:
Beginning units	368	456	-	-	-	-	248,200	211,083
Units purchased	266	197	37,674	-	1,272	-	57,027	64,583
Units redeemed	(48)	(285)	(1,281)	-	(78)	-	(32,487)	(27,466)

Ending units	586	368	36,393	-	1,194	-	272,740	248,200

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVIVSC		MFBOV		MFFCA		MFBIE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,769	1,064	2,247	927	1,172	-	7,494	10,644
Realized gain (loss) on investments	(3,421)	257	13,849	9,887	9,865	10,519	(14,908)	4,314
Change in unrealized gain (loss) on investments	17,379	(6,698)	30,910	(21,352)	16,177	(60,000)	70,553	(48,406)
Reinvested capital gains	-	-	-	-	23,382	29,355	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,727	(5,377)	47,006	(10,538)	50,596	(20,126)	63,139	(33,448)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,067	44,311	119,161	56,655	83,368	35,775	115,884	69,186
Transfers between funds	(9,480)	75,967	(50,466)	22,739	12,493	41,587	(68,057)	75,385
Surrenders (note 6)	-	(66)	(1,711)	(1,575)	(982)	(946)	(729)	(731)
Death Benefits (note 4)	(7,729)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	4,067	5,205	1,713	2,625	1,769	2,230	1,901
Deductions for surrender charges (note 2d)	(27)	(83)	-	-	(2,070)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,724)	(8,688)	(24,830)	(19,999)	(20,782)	(15,767)	(24,575)	(18,720)
Asset charges (note 3)	(338)	(204)	(789)	(651)	(977)	(820)	(781)	(674)
Adjustments to maintain reserves	11	20	4	(6)	6	(5)	-	-

Net equity transactions	(12,220)	115,324	46,574	58,876	73,681	61,593	23,972	126,347

Net change in contract owners’ equity	3,507	109,947	93,580	48,338	124,277	41,467	87,111	92,899
Contract owners’ equity beginning of period	118,893	8,946	270,354	222,016	254,862	213,395	306,052	213,153

Contract owners’ equity end of period	$122,400	118,893	363,934	270,354	379,139	254,862	393,163	306,052

CHANGES IN UNITS:
Beginning units	11,163	825	32,536	25,620	25,361	19,701	43,251	26,038
Units purchased	5,118	13,056	18,361	13,304	9,643	7,858	18,549	22,549
Units redeemed	(6,368)	(2,718)	(13,555)	(6,388)	(2,877)	(2,198)	(15,760)	(5,336)

Ending units	9,913	11,163	37,342	32,536	32,127	25,361	46,040	43,251

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MFTCG		MSVFI		NVAMV1		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$186	-	5,588	3,793	13,188	21,488	70,425	44,334
Realized gain (loss) on investments	13,048	14,450	1,122	209	13,685	(8,201)	58,751	50,890
Change in unrealized gain (loss) on investments	48,713	(18,207)	3,744	1,375	92,825	(32,036)	594,982	(78,510)
Reinvested capital gains	-	-	-	-	55,024	3,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,947	(3,757)	10,454	5,377	174,722	(15,624)	724,158	16,714

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151,876	32,103	30,386	32,321	198,112	223,340	1,755,242	1,066,744
Transfers between funds	51,563	58,039	309	(4,357)	(73,683)	(194,729)	542,006	362,434
Surrenders (note 6)	(1,031)	(901)	(2,557)	(777)	(29,525)	(7,448)	(133,509)	(99,028)
Death Benefits (note 4)	-	-	-	-	-	(2,564)	-	-
Net policy repayments (loans) (note 5)	1,886	8,317	(5,522)	-	(4,849)	(13,002)	(47,444)	(21,645)
Deductions for surrender charges (note 2d)	-	-	(166)	(485)	(8,495)	(12,965)	(29,701)	(11,514)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,645)	(17,788)	(14,808)	(14,641)	(105,805)	(109,115)	(588,425)	(402,634)
Asset charges (note 3)	(875)	(621)	(413)	(367)	(5,116)	(5,068)	(23,373)	(13,479)
Adjustments to maintain reserves	(1)	1	15	8	4	(35)	8,211	63,954

Net equity transactions	177,773	79,150	7,244	11,702	(29,357)	(121,586)	1,483,007	944,832

Net change in contract owners’ equity	239,720	75,393	17,698	17,079	145,365	(137,210)	2,207,165	961,546
Contract owners’ equity beginning of period	276,083	200,690	103,669	86,590	1,203,132	1,340,342	4,135,328	3,173,782

Contract owners’ equity end of period	$515,803	276,083	121,367	103,669	1,348,497	1,203,132	6,342,493	4,135,328

CHANGES IN UNITS:
Beginning units	30,075	21,687	8,174	7,213	83,852	94,019	376,643	291,751
Units purchased	20,037	11,023	2,338	2,636	14,876	23,279	198,357	133,387
Units redeemed	(3,019)	(2,635)	(1,768)	(1,675)	(16,763)	(33,446)	(75,787)	(48,495)

Ending units	47,093	30,075	8,744	8,174	81,965	83,852	499,213	376,643

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,266	11,874	10,169	8,560	5,002	5,141	13,019	9,397
Realized gain (loss) on investments	6,076	3,167	28,624	84,765	55,744	135,708	43,763	33,531
Change in unrealized gain (loss) on investments	10,323	15,876	191,307	(188,193)	277,737	(232,225)	129,082	(68,571)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,665	30,917	230,100	(94,868)	338,483	(91,376)	185,864	(25,643)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,043	113,692	297,975	320,238	380,511	515,425	241,445	301,988
Transfers between funds	188,938	7,655	67,888	(113,017)	29,096	(97,841)	(69,582)	43,707
Surrenders (note 6)	(20,544)	(199)	(11,824)	(6,790)	(42,167)	(60,973)	(80,717)	(26,857)
Death Benefits (note 4)	-	-	(725)	-	(4,092)	(1,281)	(6,495)	-
Net policy repayments (loans) (note 5)	(3,567)	(2,882)	(21,536)	(9,355)	(16,082)	(8,389)	(8,197)	(3,197)
Deductions for surrender charges (note 2d)	(3,850)	(1,497)	(3,833)	(5,320)	(8,215)	(16,331)	(5,233)	(6,996)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,742)	(61,034)	(129,997)	(131,370)	(177,200)	(171,480)	(117,882)	(103,472)
Asset charges (note 3)	(2,299)	(1,961)	(4,057)	(3,771)	(7,405)	(6,348)	(3,587)	(3,199)
Adjustments to maintain reserves	(2)	7	-	(29)	20	360	(3)	(13)

Net equity transactions	208,977	53,781	193,891	50,586	154,466	153,142	(50,251)	201,961

Net change in contract owners’ equity	241,642	84,698	423,991	(44,282)	492,949	61,766	135,613	176,318
Contract owners’ equity beginning of period	602,782	518,084	984,608	1,028,890	1,877,192	1,815,426	1,098,591	922,273

Contract owners’ equity end of period	$844,424	602,782	1,408,599	984,608	2,370,141	1,877,192	1,234,204	1,098,591

CHANGES IN UNITS:
Beginning units	49,036	44,558	90,535	85,800	185,580	171,060	126,457	103,788
Units purchased	25,458	12,456	34,710	33,923	46,167	73,715	30,594	43,543
Units redeemed	(9,051)	(7,978)	(19,155)	(29,188)	(32,164)	(59,195)	(35,691)	(20,874)

Ending units	65,443	49,036	106,090	90,535	199,583	185,580	121,360	126,457

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM3		GIG3		NVIE6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$232,847	110,317	17,787	16,976	1,838	1,116	1,241	3,144
Realized gain (loss) on investments	21,474	36,214	23,426	95,395	4,071	(3,190)	16,066	11,655
Change in unrealized gain (loss) on investments	76,171	(102,442)	392,577	(670,557)	15,699	(2,183)	17,556	(46,948)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	330,492	44,089	433,790	(558,186)	21,608	(4,257)	34,863	(32,149)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,307,857	428,359	1,394,843	664,206	137,052	38,550	-	69,461
Transfers between funds	(420,435)	672,768	352,828	75,641	(19,566)	76,146	(62,618)	(38,379)
Surrenders (note 6)	(5,662)	(11,274)	(78,106)	(22,815)	(650)	(19)	(2,776)	(476)
Death Benefits (note 4)	-	(622)	(1,501)	(987)	-	-	-	-
Net policy repayments (loans) (note 5)	(10,253)	(17,741)	(12,346)	(20,364)	(2,601)	72	(5,928)	(3,577)
Deductions for surrender charges (note 2d)	(3,935)	(3,453)	(29,039)	(18,320)	(308)	(20)	(986)	(490)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,450)	(119,463)	(317,317)	(226,141)	(17,073)	(4,556)	(18,059)	(26,979)
Asset charges (note 3)	(9,052)	(4,218)	(9,890)	(6,850)	(813)	(149)	(949)	(1,226)
Adjustments to maintain reserves	116	474	4,857	43	-	1	(2)	2

Net equity transactions	669,186	944,830	1,304,329	444,413	96,041	110,025	(91,318)	(1,664)

Net change in contract owners’ equity	999,678	988,919	1,738,119	(113,773)	117,649	105,768	(56,455)	(33,813)
Contract owners’ equity beginning of period	1,949,162	960,243	2,078,437	2,192,210	105,768	-	265,038	298,851

Contract owners’ equity end of period	$2,948,840	1,949,162	3,816,556	2,078,437	223,417	105,768	208,583	265,038

CHANGES IN UNITS:
Beginning units	131,352	67,173	126,017	103,153	12,503	-	36,549	37,091
Units purchased	125,960	78,674	100,311	44,283	20,990	13,117	-	9,116
Units redeemed	(84,073)	(14,495)	(28,948)	(21,419)	(10,642)	(614)	(11,586)	(9,658)

Ending units	173,239	131,352	197,380	126,017	22,851	12,503	24,963	36,549

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,134	2,042	12,933	5,906	32,801	41,679	53,181	55,166
Realized gain (loss) on investments	(704)	17,961	77,593	78,696	57,818	31,366	43,035	33,648
Change in unrealized gain (loss) on investments	26,963	(64,346)	36,533	(135,516)	227,673	(238,195)	190,579	(125,659)
Reinvested capital gains	20,865	2,715	-	-	120,518	30,340	40,150	14,468

Net increase (decrease) in contract owners’ equity resulting from operations	51,258	(41,628)	127,059	(50,914)	438,810	(134,810)	326,945	(22,377)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,976	40,726	130,720	174,971	1,194,831	1,189,143	972,937	1,023,163
Transfers between funds	(75,901)	20,887	(47,976)	433,405	(283,196)	274,700	(2,558)	179,021
Surrenders (note 6)	(9,999)	(712)	(60,238)	(22,763)	(36,976)	(8,588)	(54,873)	(100)
Death Benefits (note 4)	-	-	-	(3,538)	-	(1,075)	-	-
Net policy repayments (loans) (note 5)	(1,271)	13	(4,349)	(2,736)	24,987	(33,564)	(18,731)	(1,426)
Deductions for surrender charges (note 2d)	(726)	(394)	(18,390)	(19,037)	(38,965)	(9,928)	(12,408)	(1,973)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,303)	(22,525)	(79,338)	(84,990)	(423,417)	(341,813)	(354,474)	(264,343)
Asset charges (note 3)	(920)	(904)	(4,374)	(3,950)	(10,832)	(6,661)	(15,792)	(9,217)
Adjustments to maintain reserves	-	(2)	15	3,523	110	139	22,419	11

Net equity transactions	(76,144)	37,089	(83,930)	474,885	426,542	1,062,353	536,520	925,136

Net change in contract owners’ equity	(24,886)	(4,539)	43,129	423,971	865,352	927,543	863,465	902,759
Contract owners’ equity beginning of period	317,361	321,900	1,145,335	721,364	2,482,763	1,555,220	2,674,832	1,772,073

Contract owners’ equity end of period	$292,475	317,361	1,188,464	1,145,335	3,348,115	2,482,763	3,538,297	2,674,832

CHANGES IN UNITS:
Beginning units	39,183	35,126	118,184	72,005	277,401	163,017	255,651	167,231
Units purchased	6,421	11,473	14,172	60,125	134,716	160,789	100,871	120,634
Units redeemed	(14,725)	(7,416)	(22,255)	(13,946)	(90,250)	(46,405)	(52,506)	(32,214)

Ending units	30,879	39,183	110,101	118,184	321,867	277,401	304,016	255,651

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$72,728	67,986	24,312	18,264	103,659	135,818	140,561	159,241
Realized gain (loss) on investments	28,193	136,769	10,714	1,894	97,573	126,643	203,599	114,564
Change in unrealized gain (loss) on investments	401,966	(407,985)	37,306	(12,066)	408,271	(449,276)	637,781	(714,139)
Reinvested capital gains	70,252	20,601	18,045	3,310	104,890	37,965	271,143	65,224

Net increase (decrease) in contract owners’ equity resulting from operations	573,139	(182,629)	90,377	11,402	714,393	(148,850)	1,253,084	(375,110)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,247,438	1,094,303	273,308	310,548	1,832,190	1,652,338	3,780,177	3,065,740
Transfers between funds	278,710	1,793,220	140,487	228,893	2,204,635	341,737	563,958	563,933
Surrenders (note 6)	(35,048)	(279,341)	(2,076)	(415)	(250,384)	(896,533)	(106,865)	(209,351)
Death Benefits (note 4)	-	-	-	-	-	-	(3,073)	(6,018)
Net policy repayments (loans) (note 5)	(15,300)	(93,211)	(2)	(2)	(52,339)	(91,257)	(30,110)	(19,664)
Deductions for surrender charges (note 2d)	(20,033)	(78,192)	(6,898)	(6,417)	(55,572)	(61,444)	(86,087)	(47,115)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(505,066)	(414,832)	(135,257)	(79,858)	(644,754)	(549,691)	(1,241,369)	(977,572)
Asset charges (note 3)	(14,932)	(9,667)	(6,450)	(2,883)	(20,955)	(16,488)	(26,544)	(20,786)
Adjustments to maintain reserves	26,425	(711)	(6)	(1)	1,794	(75)	(2,168)	879

Net equity transactions	962,194	2,011,569	263,106	449,865	3,014,615	378,587	2,847,919	2,350,046

Net change in contract owners’ equity	1,535,333	1,828,940	353,483	461,267	3,729,008	229,737	4,101,003	1,974,936
Contract owners’ equity beginning of period	3,852,566	2,023,626	1,022,834	561,567	5,438,681	5,208,944	7,341,735	5,366,799

Contract owners’ equity end of period	$5,387,899	3,852,566	1,376,317	1,022,834	9,167,689	5,438,681	11,442,738	7,341,735

CHANGES IN UNITS:
Beginning units	392,818	199,390	91,097	50,764	536,603	502,389	775,811	541,174
Units purchased	153,010	269,230	35,977	48,330	415,080	194,770	538,942	414,174
Units redeemed	(62,813)	(75,802)	(13,130)	(7,997)	(147,300)	(160,556)	(260,265)	(179,537)

Ending units	483,015	392,818	113,944	91,097	804,383	536,603	1,054,488	775,811

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMC1		NVCBD1		NVLCP1		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$30,758	16,648	40,632	32,272	7,339	7,492	8,531	7,329
Realized gain (loss) on investments	13,471	21,595	14,866	12,176	16,346	559	34,806	31,105
Change in unrealized gain (loss) on investments	59,674	(39,011)	34,797	17,905	(5,851)	9,491	37,221	(29,161)
Reinvested capital gains	30,065	3,306	8,757	-	5,859	319	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,968	2,538	99,052	62,353	23,693	17,861	80,558	9,273

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	928,038	375,544	130,383	120,059	60,595	73,199	91,984	109,964
Transfers between funds	141,968	84,994	82,967	377,194	(73,468)	112,540	(1,515)	(161,006)
Surrenders (note 6)	(3,866)	(2,521)	(49,878)	(13,061)	(3,150)	(287)	(49,790)	(22,880)
Death Benefits (note 4)	-	-	-	-	-	-	-	(4,379)
Net policy repayments (loans) (note 5)	-	-	(24,025)	(23,239)	(479)	-	(5,625)	(6,637)
Deductions for surrender charges (note 2d)	(21,738)	(1,039)	(8,604)	(66,876)	(7,909)	(1,219)	(19,506)	(12,968)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(168,543)	(86,001)	(69,790)	(67,627)	(34,924)	(27,119)	(73,924)	(88,262)
Asset charges (note 3)	(8,913)	(3,063)	(3,083)	(2,184)	(1,734)	(1,088)	(3,119)	(3,300)
Adjustments to maintain reserves	9	(11)	9	5	9	(1)	40	(14)

Net equity transactions	866,955	367,903	57,979	324,271	(61,060)	156,025	(61,455)	(189,482)

Net change in contract owners’ equity	1,000,923	370,441	157,031	386,624	(37,367)	173,886	19,103	(180,209)
Contract owners’ equity beginning of period	921,779	551,338	1,196,529	809,905	350,996	177,110	588,394	768,603

Contract owners’ equity end of period	$1,922,702	921,779	1,353,560	1,196,529	313,629	350,996	607,497	588,394

CHANGES IN UNITS:
Beginning units	85,823	51,188	96,917	69,927	26,251	14,090	52,433	68,854
Units purchased	94,527	47,874	21,591	41,393	6,375	14,580	7,928	10,050
Units redeemed	(17,806)	(13,239)	(16,761)	(14,403)	(10,782)	(2,419)	(12,963)	(26,471)

Ending units	162,544	85,823	101,747	96,917	21,844	26,251	47,398	52,433

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		CAF		GVIX6		GVIDA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$34,517	42,490	1,418	74	52,273	21,275	49,414	53,067
Realized gain (loss) on investments	11,195	(13,594)	2,166	(1,065)	(9,546)	(11,123)	118,009	(65,272)
Change in unrealized gain (loss) on investments	(48,736)	72,373	1,832	177	222,308	(112,178)	290,696	(98,372)
Reinvested capital gains	44,149	4,367	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,125	105,636	5,416	(814)	265,035	(102,026)	458,119	(110,577)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	326,678	305,534	93,259	6,682	1,351,958	349,109	388,069	861,218
Transfers between funds	(28,688)	(162,019)	153,602	12,294	28,850	64,980	(85,067)	21,917
Surrenders (note 6)	(50,993)	(150,182)	(42)	-	(12,475)	(946)	(30,240)	(93,600)
Death Benefits (note 4)	(6,782)	(602)	(5,563)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(52,138)	(4,920)	-	-	(8,978)	(13,761)	(46,925)	(9,884)
Deductions for surrender charges (note 2d)	(20,145)	(67,413)	-	-	(5,014)	(569)	(27,758)	(48,277)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,792)	(147,830)	(11,378)	(1,109)	(308,629)	(97,582)	(374,548)	(385,283)
Asset charges (note 3)	(5,845)	(5,228)	(161)	(6)	(1,457)	(1,299)	(13,546)	(11,816)
Adjustments to maintain reserves	1,189	25	1	(2)	(1,252)	-	(5)	(11)

Net equity transactions	21,484	(232,635)	229,718	17,859	1,043,003	299,932	(190,020)	334,264

Net change in contract owners’ equity	62,609	(126,999)	235,134	17,045	1,308,038	197,906	268,099	223,687
Contract owners’ equity beginning of period	1,472,600	1,599,599	17,045	-	885,570	687,664	3,008,646	2,784,959

Contract owners’ equity end of period	$1,535,209	1,472,600	252,179	17,045	2,193,608	885,570	3,276,745	3,008,646

CHANGES IN UNITS:
Beginning units	103,949	121,105	1,858	-	107,284	72,715	249,362	221,749
Units purchased	39,682	29,447	23,938	4,731	177,937	50,075	32,981	84,468
Units redeemed	(38,477)	(46,603)	(1,688)	(2,873)	(60,568)	(15,506)	(48,024)	(56,855)

Ending units	105,154	103,949	24,108	1,858	224,653	107,284	234,319	249,362

						(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,947	13,493	32,990	27,771	28,455	30,200	134,040	176,593
Realized gain (loss) on investments	18,780	6,048	27,275	2,956	26,849	29,540	431,663	52,162
Change in unrealized gain (loss) on investments	37,582	(16,942)	123,364	(57,609)	5,533	(26,911)	291,474	(252,454)
Reinvested capital gains	9,469	938	22,519	1,296	22,058	4,456	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,778	3,537	206,148	(25,586)	82,895	37,285	857,177	(23,699)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	299,158	434,923	427,111	490,389	266,300	423,868	1,354,237	3,145,325
Transfers between funds	(271,381)	389,885	(136,786)	244,285	(105,938)	305,714	(2,254,457)	767,159
Surrenders (note 6)	(1,221)	(360)	(928)	(492)	(1,860)	(93,221)	(153,605)	(25,802)
Death Benefits (note 4)	-	-	-	-	-	-	(47,521)	-
Net policy repayments (loans) (note 5)	(1,397)	(4,780)	(1,503)	-	(4,879)	-	(190,403)	(26,435)
Deductions for surrender charges (note 2d)	(1,839)	(1,698)	(3,090)	(1,849)	(24,412)	(9,385)	(45,521)	(44,571)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,017)	(162,655)	(139,919)	(125,125)	(182,360)	(145,599)	(875,088)	(948,737)
Asset charges (note 3)	(5,587)	(3,718)	(9,544)	(6,916)	(10,691)	(6,821)	(39,354)	(36,300)
Adjustments to maintain reserves	(32)	(8)	344	(22)	1	(60)	(68)	233

Net equity transactions	(162,316)	651,589	135,685	600,270	(63,839)	474,496	(2,251,780)	2,830,872

Net change in contract owners’ equity	(81,538)	655,126	341,833	574,684	19,056	511,781	(1,394,603)	2,807,173
Contract owners’ equity beginning of period	974,411	319,285	1,611,783	1,037,099	1,612,506	1,100,725	9,408,889	6,601,716

Contract owners’ equity end of period	$892,873	974,411	1,953,616	1,611,783	1,631,562	1,612,506	8,014,286	9,408,889

CHANGES IN UNITS:
Beginning units	75,561	24,978	118,997	75,852	124,507	87,481	739,675	518,780
Units purchased	42,513	64,580	31,465	53,262	21,487	61,702	115,835	351,786
Units redeemed	(54,777)	(13,997)	(21,968)	(10,117)	(26,215)	(24,676)	(286,944)	(130,891)

Ending units	63,297	75,561	128,494	118,997	119,779	124,507	568,566	739,675

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		MCIF		SAM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$206,542	227,714	15,307	17,618	17,085	5,768	-	5
Realized gain (loss) on investments	701,058	(139,131)	15,996	10,346	46,058	38,774	-	-
Change in unrealized gain (loss) on investments	752,105	(339,500)	33,687	(12,659)	12,851	(76,345)	-	-
Reinvested capital gains	-	-	3,801	-	92,274	11,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,659,705	(250,917)	68,791	15,305	168,268	(20,241)	-	5

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,004,064	4,522,268	131,835	293,012	662,689	166,854	991,957	20,724,738
Transfers between funds	(805,509)	597,767	(18,752)	218,510	243,414	87,131	(5,593,298)	(13,243,913)
Surrenders (note 6)	(541,994)	(432,964)	(15,280)	(2,386)	(81,118)	(5,050)	(305,097)	(614,966)
Death Benefits (note 4)	(32,848)	-	(5,470)	-	-	-	(3,008)	(1,527)
Net policy repayments (loans) (note 5)	(108,267)	(66,018)	(7,237)	(10,493)	(4,374)	(8,443)	(141,742)	(398,191)
Deductions for surrender charges (note 2d)	(175,890)	(104,964)	(309)	(5,577)	(17,305)	(5,241)	(67,964)	(93,333)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,606,213)	(1,614,307)	(101,131)	(87,355)	(83,769)	(66,411)	(901,463)	(1,388,504)
Asset charges (note 3)	(43,942)	(38,225)	(3,742)	(2,870)	(4,420)	(2,667)	(21,078)	(33,126)
Adjustments to maintain reserves	114	(3,008)	(6)	3	13	(102)	(5,283)	1,820

Net equity transactions	(1,310,485)	2,860,549	(20,092)	402,844	715,130	166,071	(6,046,976)	4,952,998

Net change in contract owners’ equity	349,220	2,609,632	48,699	418,149	883,398	145,830	(6,046,976)	4,953,003
Contract owners’ equity beginning of period	12,320,572	9,710,940	852,574	434,425	758,899	613,069	11,123,235	6,170,232

Contract owners’ equity end of period	$12,669,792	12,320,572	901,273	852,574	1,642,297	758,899	5,076,259	11,123,235

CHANGES IN UNITS:
Beginning units	987,577	761,845	65,530	34,079	52,240	41,128	968,748	537,380
Units purchased	178,757	431,675	17,599	43,816	57,290	19,939	118,189	1,837,038
Units redeemed	(273,604)	(205,943)	(19,011)	(12,365)	(13,295)	(8,827)	(644,834)	(1,405,670)

Ending units	892,730	987,577	64,118	65,530	96,235	52,240	442,103	968,748

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM5		NVMIG3		GVDIV3		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	4,227	9,242	3,580	14,868	6,807	85
Realized gain (loss) on investments	-	-	29,893	75,937	(17,483)	(14,762)	20,054	55,147
Change in unrealized gain (loss) on investments	-	-	62,307	(140,133)	156,680	(122,309)	126,307	(90,243)
Reinvested capital gains	-	-	-	-	-	-	33,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	96,427	(54,954)	142,777	(122,203)	186,337	(35,011)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,295,185	-	125,694	153,525	71,720	81,759	259,977	299,650
Transfers between funds	(5,546,428)	-	64,139	(143,651)	135,995	35,437	22,355	(28,667)
Surrenders (note 6)	(434,115)	-	(54,631)	(30,039)	(15,435)	(917)	(33,559)	(15,263)
Death Benefits (note 4)	(517)	-	-	(6,524)	-	-	-	(4,364)
Net policy repayments (loans) (note 5)	28,372	-	(10,314)	(12,045)	413	(25)	(7,353)	(9,113)
Deductions for surrender charges (note 2d)	(17,316)	-	(20,542)	(16,106)	(2,690)	(2,984)	(22,940)	(15,117)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(514,948)	-	(77,182)	(92,964)	(39,785)	(38,156)	(132,767)	(135,308)
Asset charges (note 3)	(17,567)	-	(3,063)	(3,288)	(2,047)	(1,913)	(4,340)	(4,088)
Adjustments to maintain reserves	4	-	42	(51)	10	(23)	(12)	468

Net equity transactions	3,792,670	-	24,143	(151,143)	148,181	73,178	81,361	88,198

Net change in contract owners’ equity	3,792,670	-	120,570	(206,097)	290,958	(49,025)	267,698	53,187
Contract owners’ equity beginning of period	-	-	623,235	829,332	686,402	735,427	1,127,806	1,074,619

Contract owners’ equity end of period	$3,792,670	-	743,805	623,235	977,360	686,402	1,395,504	1,127,806

CHANGES IN UNITS:
Beginning units	-	-	71,965	86,794	76,483	68,742	121,747	112,634
Units purchased	1,249,078	-	22,263	22,265	22,881	12,839	29,001	47,210
Units redeemed	(869,811)	-	(20,046)	(37,094)	(6,471)	(5,098)	(21,277)	(38,097)

Ending units	379,267	-	74,182	71,965	92,893	76,483	129,471	121,747

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,262	3,269	-	-	647	-	4,237	3,400
Realized gain (loss) on investments	2,705	5,429	107,422	105,060	(700)	-	18,282	46,929
Change in unrealized gain (loss) on investments	47,476	(37,725)	(40,856)	(158,523)	849	-	(1,790)	(60,134)
Reinvested capital gains	-	10,330	133,722	-	3,403	-	36,838	1,724

Net increase (decrease) in contract owners’ equity resulting from operations	55,443	(18,697)	200,288	(53,463)	4,199	-	57,567	(8,081)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	82,568	69,645	171,698	208,256	28,841	-	70,975	93,960
Transfers between funds	20,951	49,924	(105,833)	(53,101)	17,780	-	(30,544)	(110,978)
Surrenders (note 6)	(2,796)	(239)	(79,902)	(34,777)	-	-	(26,284)	(23,006)
Death Benefits (note 4)	-	-	-	(2,427)	-	-	-	(3,693)
Net policy repayments (loans) (note 5)	(21)	(2,598)	(7,527)	(13,484)	92	-	(4,154)	(7,554)
Deductions for surrender charges (note 2d)	(1,488)	(470)	(25,097)	(30,608)	-	-	(12,229)	(16,336)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,835)	(32,510)	(124,956)	(140,254)	(2,296)	-	(44,925)	(55,692)
Asset charges (note 3)	(1,296)	(1,061)	(5,344)	(5,544)	(29)	-	(1,723)	(1,900)
Adjustments to maintain reserves	(8)	81	23	(48)	3	-	27	(15)

Net equity transactions	60,075	82,772	(176,938)	(71,987)	44,391	-	(48,857)	(125,214)

Net change in contract owners’ equity	115,518	64,075	23,350	(125,450)	48,590	-	8,710	(133,295)
Contract owners’ equity beginning of period	288,825	224,750	1,349,519	1,474,969	-	-	376,918	510,213

Contract owners’ equity end of period	$404,343	288,825	1,372,869	1,349,519	48,590	-	385,628	376,918

CHANGES IN UNITS:
Beginning units	33,449	24,511	139,190	145,695	-	-	36,583	48,371
Units purchased	10,953	13,216	17,467	29,925	5,226	-	6,803	11,979
Units redeemed	(4,654)	(4,278)	(33,425)	(36,430)	(649)	-	(11,216)	(23,767)

Ending units	39,748	33,449	123,232	139,190	4,577	-	32,170	36,583

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	3,979	1,344	1,176	3,305	22,916	35,253
Realized gain (loss) on investments	14,302	24,817	39,179	12,615	27,035	25,225	10,469	5,562
Change in unrealized gain (loss) on investments	39,783	(34,421)	40,365	(34,712)	73,064	(68,521)	67,050	1,139
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,085	(9,604)	83,523	(20,753)	101,275	(39,991)	100,435	41,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,719	84,769	83,932	99,446	138,227	144,343	104,688	109,714
Transfers between funds	45,944	103,802	(12,200)	49,024	8,033	40,810	(50,677)	100,382
Surrenders (note 6)	(2,180)	(2,909)	(2,697)	(9,808)	(33,831)	(4,961)	(29,357)	(9,800)
Death Benefits (note 4)	-	-	(571)	(467)	(2,175)	(2,072)	-	-
Net policy repayments (loans) (note 5)	(6,029)	(1,349)	(7,435)	(7,754)	(480)	(6,936)	64	(19,237)
Deductions for surrender charges (note 2d)	(3,684)	(3,822)	(2,418)	(2,909)	(8,296)	(8,972)	(3,107)	(3,810)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,000)	(48,994)	(38,128)	(33,932)	(68,046)	(68,561)	(47,941)	(43,756)
Asset charges (note 3)	(1,498)	(1,104)	(1,785)	(1,422)	(2,498)	(2,505)	(1,881)	(1,680)
Adjustments to maintain reserves	(2)	(117)	(1)	(42)	(11)	(2)	2	5

Net equity transactions	62,270	130,276	18,697	92,136	30,923	91,144	(28,209)	131,818

Net change in contract owners’ equity	116,355	120,672	102,220	71,383	132,198	51,153	72,226	173,772
Contract owners’ equity beginning of period	392,561	271,889	395,335	323,952	638,909	587,756	861,178	687,406

Contract owners’ equity end of period	$508,916	392,561	497,555	395,335	771,107	638,909	933,404	861,178

CHANGES IN UNITS:
Beginning units	36,260	24,951	32,583	25,346	49,239	42,779	63,928	53,859
Units purchased	11,709	17,968	8,348	15,203	13,394	17,078	10,790	17,382
Units redeemed	(6,530)	(6,659)	(6,884)	(7,966)	(11,182)	(10,618)	(12,990)	(7,313)

Ending units	41,439	36,260	34,047	32,583	51,451	49,239	61,728	63,928

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$350	-	1,748	2,078	24,797	22,100	12,184	-
Realized gain (loss) on investments	894	-	862	192	43,966	(2,105)	478	-
Change in unrealized gain (loss) on investments	(244)	-	2,119	(634)	495,588	(103,700)	33,441	-
Reinvested capital gains	-	-	-	-	-	11,688	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,000	-	4,729	1,636	564,351	(72,017)	46,103	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	194,475	-	21,702	25,657	391,278	441,178	475,515	-
Transfers between funds	(166,553)	-	6,843	14,442	70,340	(47,862)	273,359	-
Surrenders (note 6)	-	-	(15,692)	(2,986)	(262,989)	(56,580)	(5,218)	-
Death Benefits (note 4)	-	-	-	-	(4,878)	(3,592)	-	-
Net policy repayments (loans) (note 5)	-	-	804	(343)	(9,489)	(29,148)	(2,562)	-
Deductions for surrender charges (note 2d)	-	-	(935)	(5,301)	(59,236)	(56,388)	(532)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,451)	-	(11,083)	(11,363)	(258,947)	(273,543)	(67,167)	-
Asset charges (note 3)	(21)	-	(256)	(289)	(13,178)	(12,658)	(720)	-
Adjustments to maintain reserves	2		-	6	(7)	68	7	-

Net equity transactions	25,452	-	1,383	19,823	(147,106)	(38,525)	672,682	-

Net change in contract owners’ equity	26,452	-	6,112	21,459	417,245	(110,542)	718,785	-
Contract owners’ equity beginning of period	-	-	122,804	101,345	3,083,858	3,194,400	-	-

Contract owners’ equity end of period	$26,452	-	128,916	122,804	3,501,103	3,083,858	718,785	-

CHANGES IN UNITS:
Beginning units	-	-	11,114	9,291	221,993	224,814	-	-
Units purchased	20,451	-	3,670	7,310	30,915	38,328	76,439	-
Units redeemed	(17,854)	-	(3,514)	(5,487)	(40,557)	(41,149)	(7,854)	-

Ending units	2,597	-	11,270	11,114	212,351	221,993	68,585	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$19,983	-	9,033	-	13,011	-	93,477	-
Realized gain (loss) on investments	10,132	-	17	-	1,981	-	116	-
Change in unrealized gain (loss) on investments	11,518	-	5,768	-	(4,993)	-	185,597	-
Reinvested capital gains	8,663	-	2,548	-	6,316	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,296	-	17,366	-	16,315	-	279,190	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	693,164	-	455,997	-	402,920	-	2,336,619	-
Transfers between funds	208,961	-	262,223	-	357,232	-	2,795,686	-
Surrenders (note 6)	(262)	-	(124)	-	(104)	-	(5,738)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(208)	-	(1,539)	-	(2,293)	-	137	-
Deductions for surrender charges (note 2d)	(65)	-	(162)	-	(39)	-	(877)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,735)	-	(50,654)	-	(36,687)	-	(282,640)	-
Asset charges (note 3)	(2,500)	-	(1,651)	-	(1,854)	-	(14,983)	-
Adjustments to maintain reserves	(13,842)	-	18,855	-	3	-	12	-

Net equity transactions	803,513	-	682,945	-	719,178	-	4,828,216	-

Net change in contract owners’ equity	853,809	-	700,311	-	735,493	-	5,107,406	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$853,809	-	700,311	-	735,493	-	5,107,406	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	115,840	-	7,591	-	75,997	-	523,647	-
Units redeemed	(33,093)	-	59,786	-	(4,059)	-	(30,295)	-

Ending units	82,747	-	67,377	-	71,938	-	493,352	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDMAP		NVDMCP		NVTIV3		EIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$94,859	-	2,882	-	16,997	19,670	10,132	9,935
Realized gain (loss) on investments	14,524	-	1,102	-	(11,030)	25,487	50,494	27,670
Change in unrealized gain (loss) on investments	115,992	-	209	-	112,818	(125,414)	70,564	(56,537)
Reinvested capital gains	-	-	310	-	12,026	758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	225,375	-	4,503	-	130,811	(79,499)	131,190	(18,932)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,272,070	-	121,002	-	204,499	178,104	119,140	152,406
Transfers between funds	1,866,061	-	50,263	-	(30,438)	(152,644)	(14,951)	7,056
Surrenders (note 6)	(5,684)	-	(292)	-	(63,637)	(22,126)	(47,277)	(15,485)
Death Benefits (note 4)	(15,096)	-	-	-	-	(5,833)	-	(2,365)
Net policy repayments (loans) (note 5)	807	-	401	-	(6,374)	(13,323)	(3,203)	(7,259)
Deductions for surrender charges (note 2d)	(3,795)	-	(166)	-	(21,178)	(13,047)	(10,655)	(5,598)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,554)	-	(24,620)	-	(88,247)	(99,321)	(67,679)	(66,093)
Asset charges (note 3)	(5,250)	-	(386)	-	(2,936)	(3,234)	(3,235)	(3,090)
Adjustments to maintain reserves	4	-	-	-	1	1	19	1,432

Net equity transactions	4,783,563	-	146,202	-	(8,310)	(131,423)	(27,841)	61,004

Net change in contract owners’ equity	5,008,938	-	150,705	-	122,501	(210,922)	103,349	42,072
Contract owners’ equity beginning of period	-	-	-	-	621,777	832,699	734,123	692,051

Contract owners’ equity end of period	$5,008,938	-	150,705	-	744,278	621,777	837,472	734,123

CHANGES IN UNITS:
Beginning units	-	-	-	-	51,221	60,073	66,544	61,272
Units purchased	515,169	-	17,503	-	16,659	15,554	10,966	18,673
Units redeemed	(35,467)	-	(2,847)	-	(16,600)	(24,406)	(13,430)	(13,401)

Ending units	479,702	-	14,656	-	51,280	51,221	64,080	66,544

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE1		ALVSVA		ACVIP2		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,915	24,707	5,982	4,026	27,035	24,682	36,016	19,640
Realized gain (loss) on investments	162,774	83,551	8,187	19,976	38,032	17,977	56,994	51,839
Change in unrealized gain (loss) on investments	(38,207)	42,149	136,795	(104,143)	(12,387)	19,886	82,130	(118,986)
Reinvested capital gains	324,070	11,471	34,866	-	30,423	5,752	90,632	37,193

Net increase (decrease) in contract owners’ equity resulting from operations	488,552	161,878	185,830	(80,141)	83,103	68,297	265,772	(10,314)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	894,038	696,476	223,959	255,690	388,160	271,358	265,789	270,925
Transfers between funds	19,982	137,565	12,482	151,112	(275,671)	285,997	47,358	67,710
Surrenders (note 6)	(174,705)	(21,496)	(13,810)	(36,282)	(2,306)	(6,171)	(65,643)	(19,312)
Death Benefits (note 4)	(8,578)	(987)	-	-	(2,937)	-	(887)	-
Net policy repayments (loans) (note 5)	(30,651)	(31,671)	(1,415)	(5,687)	(31,642)	(11,714)	(1,283)	(5,265)
Deductions for surrender charges (note 2d)	(25,531)	(10,363)	(4,605)	(6,111)	(7,699)	(6,021)	(5,080)	(10,486)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(291,676)	(194,906)	(78,933)	(69,237)	(106,305)	(77,546)	(130,639)	(112,585)
Asset charges (note 3)	(8,904)	(7,776)	(3,950)	(3,027)	(3,368)	(1,796)	(5,800)	(4,992)
Adjustments to maintain reserves	481	(55)	5	29	448	170	(6)	4

Net equity transactions	374,456	566,787	133,733	286,487	(41,320)	454,277	103,809	185,999

Net change in contract owners’ equity	863,008	728,665	319,563	206,346	41,783	522,574	369,581	175,685
Contract owners’ equity beginning of period	2,990,267	2,261,602	939,342	732,996	977,138	454,564	1,532,629	1,356,944

Contract owners’ equity end of period	$3,853,275	2,990,267	1,258,905	939,342	1,018,921	977,138	1,902,210	1,532,629

CHANGES IN UNITS:
Beginning units	291,930	235,145	90,310	64,559	67,889	35,291	98,933	86,985
Units purchased	90,804	90,315	25,003	40,461	34,742	45,562	21,103	29,967
Units redeemed	(57,840)	(33,530)	(13,388)	(14,710)	(36,708)	(12,964)	(14,481)	(18,019)

Ending units	324,894	291,930	101,925	90,310	65,923	67,889	105,555	98,933

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		FQB		FNRS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,352	6,723	27,822	4,221	2,328	4,621	29,417	24,701
Realized gain (loss) on investments	66,187	20,831	36,831	15,362	454	2,616	33,070	129,591
Change in unrealized gain (loss) on investments	129,986	(13,117)	2,488	10,338	2,789	(5,175)	93,194	(363,715)
Reinvested capital gains	57,035	2,689	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,560	17,126	67,141	29,921	5,571	2,062	155,681	(209,423)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	981,382	330,087	216,252	115,032	9,556	6,936	1,425,224	1,224,825
Transfers between funds	(18,083)	172,006	311,944	179,335	52	(39)	(5,008)	250,439
Surrenders (note 6)	(51,595)	(8,403)	(10,633)	(102)	(7,382)	(55,386)	(38,418)	(15,901)
Death Benefits (note 4)	-	(2,678)	-	-	-	-	(992)	(1,057)
Net policy repayments (loans) (note 5)	(23,772)	(24,806)	(4,802)	(1,001)	786	(5,986)	(11,477)	(19,133)
Deductions for surrender charges (note 2d)	(24,064)	(10,822)	(3,073)	-	(2,341)	(12,203)	(27,686)	(18,252)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(181,862)	(129,421)	(47,775)	(23,086)	(7,432)	(8,758)	(380,174)	(272,945)
Asset charges (note 3)	(5,717)	(3,818)	(1,914)	(788)	(309)	(372)	(12,897)	(9,122)
Adjustments to maintain reserves	(2)	(3)	981	107	11	(10)	13,894	(84)

Net equity transactions	676,287	322,142	460,980	269,497	(7,059)	(75,818)	962,466	1,138,770

Net change in contract owners’ equity	936,847	339,268	528,121	299,418	(1,488)	(73,756)	1,118,147	929,347
Contract owners’ equity beginning of period	1,434,763	1,095,495	482,797	183,379	61,748	135,504	2,710,890	1,781,543

Contract owners’ equity end of period	$2,371,610	1,434,763	1,010,918	482,797	60,260	61,748	3,829,037	2,710,890

CHANGES IN UNITS:
Beginning units	104,318	80,099	33,998	14,077	4,486	10,068	155,382	96,805
Units purchased	70,277	44,807	35,090	26,646	665	507	86,657	84,546
Units redeemed	(25,613)	(20,588)	(4,624)	(6,725)	(1,161)	(6,089)	(32,489)	(25,969)

Ending units	148,982	104,318	64,464	33,998	3,990	4,486	209,550	155,382

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEIS		FF10S		FF20S		FF30S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$80,010	38,827	11,936	8,215	29,979	22,517	84,273	63,118
Realized gain (loss) on investments	104,176	46,175	2,464	2,949	30,506	53,634	71,197	48,395
Change in unrealized gain (loss) on investments	(3,103)	(68,536)	31,958	(19,080)	91,744	(105,760)	328,500	(209,434)
Reinvested capital gains	146,779	-	8,437	2,037	17,490	4,076	35,517	9,237

Net increase (decrease) in contract owners’ equity resulting from operations	327,862	16,466	54,795	(5,879)	169,719	(25,533)	519,487	(88,684)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,149,204	379,194	138,087	198,675	620,179	251,563	1,067,673	822,220
Transfers between funds	113,796	207,130	140,579	7,696	(59,328)	168,574	161,317	239,296
Surrenders (note 6)	(142,664)	(14,723)	-	(1,259)	(963)	(17,121)	(50,182)	(83,425)
Death Benefits (note 4)	-	(440)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,851)	(17,411)	-	-	(9,621)	(12,326)	10,191	(31,478)
Deductions for surrender charges (note 2d)	(16,124)	(61,268)	-	(101)	(18,959)	(5,436)	(19,509)	(36,890)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(253,894)	(165,841)	(47,999)	(31,085)	(172,490)	(135,870)	(427,935)	(338,739)
Asset charges (note 3)	(7,460)	(5,460)	(4,282)	(2,669)	(9,021)	(5,731)	(20,768)	(15,903)
Adjustments to maintain reserves	(515)	58	(3)	3	(126)	(6)	473	1,079

Net equity transactions	830,492	321,239	226,382	171,260	349,671	243,647	721,260	556,160

Net change in contract owners’ equity	1,158,354	337,705	281,177	165,381	519,390	218,114	1,240,747	467,476
Contract owners’ equity beginning of period	1,581,445	1,243,740	403,658	238,277	1,064,635	846,521	3,061,987	2,594,511

Contract owners’ equity end of period	$2,739,799	1,581,445	684,835	403,658	1,584,025	1,064,635	4,302,734	3,061,987

CHANGES IN UNITS:
Beginning units	140,019	111,065	29,950	17,629	79,227	62,287	233,843	192,800
Units purchased	117,272	62,575	19,159	17,272	46,741	40,438	95,111	79,414
Units redeemed	(50,291)	(33,621)	(3,613)	(4,951)	(21,824)	(23,498)	(44,409)	(38,371)

Ending units	207,000	140,019	45,496	29,950	104,144	79,227	284,545	233,843

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FIGBS		FMCS		FOSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,801	5,642	78,232	82,951	23,560	6,288	25,605	17,893
Realized gain (loss) on investments	37,259	10,449	29,754	53,837	132,866	45,898	(100,375)	(80,410)
Change in unrealized gain (loss) on investments	246,432	(33,346)	(27,215)	(26,856)	58,453	(504,608)	318,570	(184,235)
Reinvested capital gains	-	6,720	87,097	65,740	363,374	7,205	4,647	2,400

Net increase (decrease) in contract owners’ equity resulting from operations	295,492	(10,535)	167,868	175,672	578,253	(445,217)	248,447	(244,352)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	354,697	350,406	850,718	484,576	795,865	1,147,685	228,044	235,094
Transfers between funds	60,506	212,613	298,636	(91,754)	28,918	148,905	43,050	22,249
Surrenders (note 6)	(192,506)	(43,272)	(89,942)	(65,908)	(151,089)	(83,133)	(126,202)	(23,846)
Death Benefits (note 4)	-	-	(2,533)	(2,418)	(8,608)	(4,151)	(2,264)	-
Net policy repayments (loans) (note 5)	(7,307)	(10,153)	(17,789)	(14,778)	(16,553)	(17,797)	(10,398)	(3,366)
Deductions for surrender charges (note 2d)	(27,161)	(19,936)	(35,771)	(25,498)	(44,283)	(43,160)	(33,380)	(18,396)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(196,057)	(174,582)	(275,349)	(224,535)	(369,328)	(346,842)	(116,514)	(126,277)
Asset charges (note 3)	(8,121)	(6,960)	(8,660)	(8,405)	(15,891)	(14,510)	(5,145)	(5,257)
Adjustments to maintain reserves	(4)	13	(331)	61	5,997	2,216	(1)	13

Net equity transactions	(15,953)	308,129	718,979	51,341	225,028	789,213	(22,810)	80,214

Net change in contract owners’ equity	279,539	297,594	886,847	227,013	803,281	343,996	225,637	(164,138)
Contract owners’ equity beginning of period	2,054,663	1,757,069	2,646,440	2,419,427	3,819,523	3,475,527	1,175,397	1,339,535

Contract owners’ equity end of period	$2,334,202	2,054,663	3,533,287	2,646,440	4,622,804	3,819,523	1,401,034	1,175,397

CHANGES IN UNITS:
Beginning units	167,714	143,625	185,083	181,403	250,328	203,373	102,506	96,609
Units purchased	33,855	44,579	90,915	47,544	59,023	93,767	22,378	22,891
Units redeemed	(35,231)	(20,490)	(42,370)	(43,864)	(45,322)	(46,812)	(23,629)	(16,994)

Ending units	166,338	167,714	233,628	185,083	264,029	250,328	101,255	102,506

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$78	168	65,927	41,388	756	845	22,740	17,576
Realized gain (loss) on investments	2,882	2,873	14,525	32,365	(255)	(589)	126,927	192,330
Change in unrealized gain (loss) on investments	1,031	(4,491)	27,352	(55,286)	4,495	2,460	250,061	(254,377)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,991	(1,450)	107,804	18,467	4,996	2,716	399,728	(44,471)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,209	2,835	178,674	329,444	3,837	3,971	599,663	387,908
Transfers between funds	(3,518)	(3,093)	(223,092)	130,152	(1)	(3,642)	(6,350)	(320,669)
Surrenders (note 6)	(1,423)	-	(11,776)	(29,429)	(9,939)	-	(105,589)	(25,578)
Death Benefits (note 4)	-	-	-	-	-	-	(448)	(2,217)
Net policy repayments (loans) (note 5)	-	-	(1,958)	(9,088)	948	(9)	(9,925)	(10,467)
Deductions for surrender charges (note 2d)	-	-	(5,728)	(5,347)	(1,681)	-	(19,327)	(10,745)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,621)	(2,058)	(109,476)	(89,020)	(2,665)	(3,252)	(213,124)	(169,789)
Asset charges (note 3)	(76)	(86)	(2,566)	(2,148)	(207)	(229)	(6,826)	(6,795)
Adjustments to maintain reserves	4	6	9	29	6	(4)	(532)	(23)

Net equity transactions	(4,425)	(2,396)	(175,913)	324,593	(9,702)	(3,165)	237,542	(158,375)

Net change in contract owners’ equity	(434)	(3,846)	(68,109)	343,060	(4,706)	(449)	637,270	(202,846)
Contract owners’ equity beginning of period	17,005	20,851	977,828	634,768	48,051	48,500	1,965,347	2,168,193

Contract owners’ equity end of period	$16,571	17,005	909,719	977,828	43,345	48,051	2,602,617	1,965,347

CHANGES IN UNITS:
Beginning units	1,453	1,624	76,362	50,753	3,610	3,873	142,501	151,664
Units purchased	164	226	17,491	41,367	272	312	48,337	43,523
Units redeemed	(503)	(397)	(30,789)	(15,758)	(979)	(575)	(31,929)	(52,686)

Ending units	1,114	1,453	63,064	76,362	2,903	3,610	158,909	142,501

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,437	5,856	12,156	7,273	161,563	86,141	38,216	157
Realized gain (loss) on investments	4,375	(20,805)	11,313	13,015	11,654	21,976	44,501	25,454
Change in unrealized gain (loss) on investments	59,967	(79,738)	46,175	(65,083)	143,590	(160,315)	95,960	(43,791)
Reinvested capital gains	-	-	-	-	4,088	10,037	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	72,779	(94,687)	69,644	(44,795)	320,895	(42,161)	178,677	(18,180)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,593	90,947	45,722	57,208	650,387	862,747	92,921	411,679
Transfers between funds	8,547	(67,918)	(9,866)	4,912	(203,557)	544,150	(249,936)	56,861
Surrenders (note 6)	(20,012)	(2,591)	(14,472)	(12,136)	(75,576)	(36,797)	(5,433)	-
Death Benefits (note 4)	-	-	-	(213)	(830)	(1,425)	(5,478)	-
Net policy repayments (loans) (note 5)	(1,135)	(944)	248	(6,050)	(12,108)	(1,470)	(84)	-
Deductions for surrender charges (note 2d)	(6,965)	(2,860)	(4,622)	(4,053)	(9,098)	(9,276)	(6,120)	(1,335)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,316)	(51,241)	(30,929)	(36,326)	(218,583)	(157,623)	(76,286)	(89,976)
Asset charges (note 3)	(2,327)	(2,512)	(1,579)	(1,719)	(10,935)	(7,085)	(1,666)	(1,647)
Adjustments to maintain reserves	(4)	5	39	(39)	(6,263)	14	8	(142)

Net equity transactions	22,381	(37,114)	(15,459)	1,584	113,437	1,193,235	(252,074)	375,440

Net change in contract owners’ equity	95,160	(131,801)	54,185	(43,211)	434,332	1,151,074	(73,397)	357,260
Contract owners’ equity beginning of period	557,155	688,956	393,503	436,714	2,069,021	917,947	1,277,285	920,025

Contract owners’ equity end of period	$652,315	557,155	447,688	393,503	2,503,353	2,069,021	1,203,888	1,277,285

CHANGES IN UNITS:
Beginning units	32,654	33,975	31,393	31,120	116,885	51,427	135,719	96,251
Units purchased	4,934	7,258	4,342	5,323	35,837	86,368	9,416	49,381
Units redeemed	(3,802)	(8,579)	(5,545)	(5,050)	(29,812)	(20,910)	(34,221)	(9,913)

Ending units	33,786	32,654	30,190	31,393	122,910	116,885	110,914	135,719

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTB		AMFAS		AMSRS		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,968	20,846	-	-	347	501	21,789	10,883
Realized gain (loss) on investments	(8,517)	(9,228)	1,189	1,756	4,314	7,689	108,542	(17,119)
Change in unrealized gain (loss) on investments	18,469	(8,122)	503	(3,067)	10,513	(13,448)	78,751	(80,060)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,920	3,496	1,692	(1,311)	15,174	(5,258)	209,082	(86,296)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	637,073	703,750	3,927	4,405	20,679	16,766	297,220	227,802
Transfers between funds	(504,645)	(547,653)	(1)	893	(1,733)	(14,689)	15,140	45,253
Surrenders (note 6)	(26,326)	(17,174)	(8,663)	-	(2,980)	(86)	(57,331)	(4,281)
Death Benefits (note 4)	-	-	-	-	-	-	(1,531)	(1,054)
Net policy repayments (loans) (note 5)	(613)	1,064	632	(9)	(1,036)	-	(933)	(5,630)
Deductions for surrender charges (note 2d)	(5,754)	(4,736)	(647)	-	(1,465)	(777)	(12,157)	(8,452)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,000)	(63,793)	(1,707)	(2,226)	(13,367)	(14,372)	(104,901)	(101,380)
Asset charges (note 3)	(1,774)	(1,795)	(80)	(95)	(655)	(675)	(3,685)	(3,373)
Adjustments to maintain reserves	27	(42)	-	(1)	10	(5)	5,616	91

Net equity transactions	41,988	69,621	(6,539)	2,967	(547)	(13,838)	137,438	148,976

Net change in contract owners’ equity	70,908	73,117	(4,847)	1,656	14,627	(19,096)	346,520	62,680
Contract owners’ equity beginning of period	602,648	529,531	20,524	18,868	140,087	159,183	901,719	839,039

Contract owners’ equity end of period	$673,556	602,648	15,677	20,524	154,714	140,087	1,248,239	901,719

CHANGES IN UNITS:
Beginning units	52,488	46,253	2,090	1,901	10,926	12,033	67,220	57,376
Units purchased	65,253	62,786	371	420	1,525	1,261	24,035	21,570
Units redeemed	(61,660)	(56,551)	(994)	(231)	(1,578)	(2,368)	(14,496)	(11,726)

Ending units	56,081	52,488	1,467	2,090	10,873	10,926	76,759	67,220

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGI		OVSC		OVSB		PMVAAA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,081	7,238	5,225	2,857	-	-	1,131	-
Realized gain (loss) on investments	41,142	1,564	28,394	36,603	166	-	25	-
Change in unrealized gain (loss) on investments	80,587	(6,530)	111,718	(73,268)	2,360	-	(62)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,810	2,272	145,337	(33,808)	2,526	-	1,094	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	172,982	167,608	144,881	115,199	8,528	-	1,236	-
Transfers between funds	12,315	(155,458)	103,719	283,014	109,989	-	40,420	-
Surrenders (note 6)	(52,015)	(24,307)	(22,746)	(14,104)	(160)	-	-	-
Death Benefits (note 4)	-	(4,813)	-	(1,101)	-	-	-	-
Net policy repayments (loans) (note 5)	(10,115)	(6,081)	(12,616)	(2,517)	-	-	-	-
Deductions for surrender charges (note 2d)	(22,211)	(14,658)	(5,080)	(8,150)	(78)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,351)	(106,082)	(66,049)	(56,369)	(1,893)	-	(845)	-
Asset charges (note 3)	(3,799)	(3,723)	(3,691)	(2,807)	(84)	-	(21)	-
Adjustments to maintain reserves	25	-	40	(90)	(3,667)	-	4	-

Net equity transactions	(7,169)	(147,514)	138,458	313,075	112,635	-	40,794	-

Net change in contract owners’ equity	122,641	(145,242)	283,795	279,267	115,161	-	41,888	-
Contract owners’ equity beginning of period	783,119	928,361	748,273	469,006	-	-	-	-

Contract owners’ equity end of period	$905,760	783,119	1,032,068	748,273	115,161	-	41,888	-

CHANGES IN UNITS:
Beginning units	66,235	78,508	55,965	34,302	-	-	-	-
Units purchased	14,796	16,046	17,540	30,875	12,488	-	3,989	-
Units redeemed	(15,482)	(28,319)	(8,082)	(9,212)	(1,175)	-	(82)	-

Ending units	65,549	66,235	65,423	55,965	11,313	-	3,907	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVFBA		PMVLDA		PMVTRA		ACEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$47,236	12,461	36,879	23,428	18,069	2,374	-	-
Realized gain (loss) on investments	18,531	10,202	1,651	2,726	5,495	(1,645)	(355)	-
Change in unrealized gain (loss) on investments	(42,207)	22,947	68,738	(12,966)	16,593	(1,610)	(449)	-
Reinvested capital gains	20,355	2,573	-	-	19,925	4,884	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,915	48,183	107,268	13,188	60,082	4,003	(804)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	156,337	213,169	863,979	712,975	204,657	95,636	2,380	-
Transfers between funds	(13,348)	198,429	237,097	(221,452)	588,595	255,842	22,403	-
Surrenders (note 6)	(636)	(18)	(29,120)	(27,494)	(13,850)	-	(2)	-
Death Benefits (note 4)	-	-	-	(286)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,511)	(20,591)	(950)	(24,234)	(35)	(212)	(19)	-
Deductions for surrender charges (note 2d)	(2,656)	(738)	(23,218)	(5,308)	-	-	(86)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,613)	(58,284)	(303,544)	(138,888)	(65,211)	(9,517)	(1,883)	-
Asset charges (note 3)	(1,402)	(1,043)	(5,994)	(3,992)	(1,432)	(48)	(74)	-
Adjustments to maintain reserves	29	(53)	(597)	(29)	(16)	(51)	3	-

Net equity transactions	59,200	330,871	737,653	291,292	712,708	341,650	22,722	-

Net change in contract owners’ equity	103,115	379,054	844,921	304,480	772,790	345,653	21,918	-
Contract owners’ equity beginning of period	812,888	433,834	1,617,761	1,313,281	345,653	-	-	-

Contract owners’ equity end of period	$916,003	812,888	2,462,682	1,617,761	1,118,443	345,653	21,918	-

CHANGES IN UNITS:
Beginning units	62,395	36,138	137,574	112,919	34,195	-	-	-
Units purchased	20,457	36,275	99,030	122,759	81,428	35,092	2,488	-
Units redeemed	(16,208)	(10,018)	(38,765)	(98,104)	(14,669)	(897)	(240)	-

Ending units	66,644	62,395	197,839	137,574	100,954	34,195	2,248	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVMCCI		TRBCG2		TRHS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$9	-	-	-	2,302	-	-	-
Realized gain (loss) on investments	4	-	-	50	9,408	-	24,861	(1,509)
Change in unrealized gain (loss) on investments	1,223	-	-	(18)	(21,536)	-	89,078	(4,270)
Reinvested capital gains	114	-	-	-	27,455	-	13,035	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,350	-	-	32	17,629	-	126,974	(5,779)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,456	-	-	6	417,959	-	93,307	97,915
Transfers between funds	3,202	-	(221)	-	328,679	-	277,284	178,683
Surrenders (note 6)	-	-	-	-	(2,636)	-	(675)	(418)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	24	-	(5,253)	(692)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(100)	(137)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(483)	-	-	-	(31,650)	-	(47,384)	(14,674)
Asset charges (note 3)	(79)	-	-	-	(1,261)	-	(2,184)	(515)
Adjustments to maintain reserves	4	-	35	(36)	6,363	-	1,156	(390)

Net equity transactions	27,100	-	(186)	(30)	717,478	-	316,151	259,772

Net change in contract owners’ equity	28,450	-	(186)	2	735,107	-	443,125	253,993
Contract owners’ equity beginning of period	-	-	186	184	-	-	267,320	13,327

Contract owners’ equity end of period	$28,450	-	-	186	735,107	-	710,445	267,320

CHANGES IN UNITS:
Beginning units	-	-	14	14	-	-	22,768	1,253
Units purchased	2,885	-	-	-	72,360	-	34,564	23,201
Units redeemed	(57)	-	(14)	-	(5,396)	-	(11,141)	(1,686)

Ending units	2,828	-	-	14	66,964	-	46,191	22,768

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		WRASP		WRBP		WRBDP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,811	-	55,943	36,030	2,557	1,598	18,196	12,085
Realized gain (loss) on investments	(9,202)	-	37,546	146,304	2,654	1,167	8,110	732
Change in unrealized gain (loss) on investments	3,735	-	811,171	(470,160)	4,514	(8,320)	1,972	17,853
Reinvested capital gains	14,701	-	-	-	9,259	8,421	4,615	2,984

Net increase (decrease) in contract owners’ equity resulting from operations	18,045	-	904,660	(287,826)	18,984	2,866	32,893	33,654

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	486,030	-	1,923,818	1,894,072	44,563	57,589	118,415	164,932
Transfers between funds	1,168,943	-	132,219	(143,716)	942	1,468	(10,185)	109,433
Surrenders (note 6)	(2,062)	-	(86,536)	(133,857)	(523)	(405)	(5,898)	(267)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,194)	-	(42,294)	(18,337)	(9,766)	-	(15,779)	(843)
Deductions for surrender charges (note 2d)	(94)	-	(70,804)	(22,201)	(2,259)	-	(3,649)	(587)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,069)	-	(558,320)	(460,178)	(23,085)	(18,716)	(58,697)	(49,643)
Asset charges (note 3)	(3,820)	-	(13,706)	(9,486)	(175)	(132)	(443)	(320)
Adjustments to maintain reserves	4,851	-	10,950	2,396	(2)	8	(3)	252

Net equity transactions	1,578,585	-	1,295,327	1,108,693	9,695	39,812	23,761	222,957

Net change in contract owners’ equity	1,596,630	-	2,199,987	820,867	28,679	42,678	56,654	256,611
Contract owners’ equity beginning of period	-	-	4,161,533	3,340,666	118,681	76,003	551,525	294,914

Contract owners’ equity end of period	$1,596,630	-	6,361,520	4,161,533	147,360	118,681	608,179	551,525

CHANGES IN UNITS:
Beginning units	-	-	432,850	322,433	10,293	6,810	44,338	25,441
Units purchased	173,664	-	211,954	246,162	4,079	5,324	11,238	24,199
Units redeemed	(11,103)	-	(89,594)	(135,745)	(2,935)	(1,841)	(9,355)	(5,302)

Ending units	162,561	-	555,210	432,850	11,437	10,293	46,221	44,338

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRCEP		WRDIV		WRENG		WRGBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,046	953	3,743	2,699	-	-	411	33
Realized gain (loss) on investments	7,143	10,972	15,702	6,542	2,209	4,488	18	-
Change in unrealized gain (loss) on investments	15,809	(16,718)	22,369	(24,467)	806	(19,281)	137	(19)
Reinvested capital gains	34,261	8,530	-	-	-	-	14	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,259	3,737	41,814	(15,226)	3,015	(14,793)	580	14

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	105,632	119,739	110,660	110,838	60,379	63,572	8,999	579
Transfers between funds	5,148	14,883	23,282	29,720	(1,431)	24,596	5,290	1,612
Surrenders (note 6)	(2,183)	(5,468)	(5,797)	(915)	(700)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,869)	(1,635)	(14,106)	(1,451)	(5,616)	(1,554)	-	-
Deductions for surrender charges (note 2d)	(2,495)	(7,842)	(2,452)	(954)	(1,186)	(1,542)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,650)	(41,892)	(41,075)	(36,444)	(23,472)	(22,785)	(1,343)	(126)
Asset charges (note 3)	(271)	(180)	(206)	(194)	(50)	(23)	(1)	-
Adjustments to maintain reserves	2	1	(2)	(1)	-	4	2	(1)

Net equity transactions	45,314	77,606	70,304	100,599	27,924	62,268	12,947	2,064

Net change in contract owners’ equity	104,573	81,343	112,118	85,373	30,939	47,475	13,527	2,078
Contract owners’ equity beginning of period	299,418	218,075	299,485	214,112	143,264	95,789	2,078	-

Contract owners’ equity end of period	$403,991	299,418	411,603	299,485	174,203	143,264	15,605	2,078

CHANGES IN UNITS:
Beginning units	26,876	19,900	31,275	21,311	16,741	10,177	209	-
Units purchased	9,479	12,948	15,087	15,115	7,962	9,747	1,396	225
Units redeemed	(5,780)	(5,972)	(8,383)	(5,151)	(4,623)	(3,183)	(130)	(16)

Ending units	30,575	26,876	37,979	31,275	20,080	16,741	1,475	209

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRGNR		WRGP		WRHIP		WRIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	176	776	36,707	32,203	5,249	869
Realized gain (loss) on investments	2,617	8,246	4,031	2,091	46,463	10,312	4,535	6,640
Change in unrealized gain (loss) on investments	(14,355)	(95,421)	7,486	(6,034)	32,892	(22,350)	20,246	(25,664)
Reinvested capital gains	22,436	-	20,861	7,079	-	-	17,144	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,698	(87,175)	32,554	3,912	116,062	20,165	47,174	(18,155)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	138,892	152,824	93,955	88,422	204,334	163,895	102,005	109,968
Transfers between funds	16,852	33,241	7,406	22,184	301,918	29,821	(4,949)	7,761
Surrenders (note 6)	(840)	(3,038)	(1,934)	(506)	(380)	(3,272)	(4,334)	(2,069)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,496)	(1,857)	(488)	-	(13,726)	(2,239)	(9,736)	(1,392)
Deductions for surrender charges (note 2d)	(3,287)	(2,174)	(3,353)	(307)	(2,621)	(1,399)	(3,240)	(481)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,965)	(52,793)	(37,392)	(30,893)	(63,983)	(48,775)	(41,286)	(36,362)
Asset charges (note 3)	(353)	(300)	(209)	(172)	(1,025)	(237)	(357)	(279)
Adjustments to maintain reserves	(4)	460	2	(7)	1,141	5	(2)	5

Net equity transactions	90,799	126,363	57,987	78,721	425,658	137,799	38,101	77,151

Net change in contract owners’ equity	101,497	39,188	90,541	82,633	541,720	157,964	85,275	58,996
Contract owners’ equity beginning of period	357,960	318,772	235,004	152,371	478,966	321,002	241,071	182,075

Contract owners’ equity end of period	$459,457	357,960	325,545	235,004	1,020,686	478,966	326,346	241,071

CHANGES IN UNITS:
Beginning units	53,476	37,409	22,699	15,030	33,773	23,825	26,355	18,448
Units purchased	24,927	24,032	9,455	10,884	33,380	18,867	10,838	14,125
Units redeemed	(11,034)	(7,965)	(4,264)	(3,215)	(6,490)	(8,919)	(6,971)	(6,218)

Ending units	67,369	53,476	27,890	22,699	60,663	33,773	30,222	26,355

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRI2P		WRLTBP		WRMIC		WRMCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,143	2,645	115	35	-	-	-	11
Realized gain (loss) on investments	1,481	4,667	17	(1)	6,627	3,620	4,390	5,532
Change in unrealized gain (loss) on investments	20,393	(34,230)	(151)	(27)	(3,066)	(13,633)	5,554	(14,300)
Reinvested capital gains	1,866	-	96	-	10,808	-	26,092	6,602

Net increase (decrease) in contract owners’ equity resulting from operations	28,883	(26,918)	77	7	14,369	(10,013)	36,036	(2,155)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,677	86,594	2,936	290	43,859	64,593	95,534	100,569
Transfers between funds	17,747	28,868	(1,243)	2,716	(3,603)	25,048	27,065	49,438
Surrenders (note 6)	(716)	(625)	-	-	(4,871)	-	(173)	(490)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,199)	6	-	-	(4,803)	(599)	(4,869)	(1,199)
Deductions for surrender charges (note 2d)	(1,803)	(2,847)	-	-	(2,150)	(3,251)	(1,425)	(638)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,681)	(23,834)	(710)	(147)	(18,480)	(18,048)	(36,232)	(27,406)
Asset charges (note 3)	(190)	(129)	(5)	(8)	(117)	(94)	(353)	(224)
Adjustments to maintain reserves	(1)	(4)	2	2	1	(6)	6	5

Net equity transactions	50,834	88,029	980	2,853	9,836	67,643	79,553	120,055

Net change in contract owners’ equity	79,717	61,111	1,057	2,860	24,205	57,630	115,589	117,900
Contract owners’ equity beginning of period	189,381	128,270	2,860	-	127,164	69,534	235,743	117,843

Contract owners’ equity end of period	$269,098	189,381	3,917	2,860	151,369	127,164	351,332	235,743

CHANGES IN UNITS:
Beginning units	20,198	11,781	280	-	11,165	5,677	16,798	8,350
Units purchased	9,203	11,328	399	299	3,891	7,412	8,834	11,105
Units redeemed	(4,076)	(2,911)	(308)	(19)	(3,173)	(1,924)	(3,587)	(2,657)

Ending units	25,325	20,198	371	280	11,883	11,165	22,045	16,798

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMMP		WRPAP		WRPCP		WRPMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$40	29	3,664	3,303	2,609	977	15,594	10,638
Realized gain (loss) on investments	-	-	11,097	4,359	(233)	3,920	22,393	19,191
Change in unrealized gain (loss) on investments	-	-	13,715	(26,096)	8,591	(708)	69,990	(61,509)
Reinvested capital gains	-	-	18,130	6,580	8,215	1,583	44,791	15,105

Net increase (decrease) in contract owners’ equity resulting from operations	40	29	46,606	(11,854)	19,182	5,772	152,768	(16,575)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	261,651	1,135,695	191,135	143,719	122,002	62,603	492,265	733,142
Transfers between funds	(233,932)	(965,844)	(24,477)	31,397	(4,939)	125,517	92,272	67,066
Surrenders (note 6)	(11,668)	-	(6,222)	-	-	(20,909)	(8,194)	(14,918)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56,286)	-	-	-	-	-	(10,600)	-
Deductions for surrender charges (note 2d)	(824)	(948)	(7,875)	(89)	(1,234)	-	(6,441)	(13,371)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,335)	(68,080)	(58,284)	(57,553)	(45,154)	(24,749)	(226,914)	(166,262)
Asset charges (note 3)	(160)	(761)	(250)	(146)	(425)	(186)	(5,102)	(1,681)
Adjustments to maintain reserves	(105)	1	-	30	4	(3)	-	106

Net equity transactions	(106,659)	100,063	94,027	117,358	70,254	142,273	327,286	604,082

Net change in contract owners’ equity	(106,619)	100,092	140,633	105,504	89,436	148,045	480,054	587,507
Contract owners’ equity beginning of period	250,540	150,448	350,105	244,601	242,643	94,598	1,471,921	884,414

Contract owners’ equity end of period	$143,921	250,540	490,738	350,105	332,079	242,643	1,951,975	1,471,921

CHANGES IN UNITS:
Beginning units	24,608	14,780	32,692	21,892	21,691	8,520	133,499	79,043
Units purchased	33,766	112,281	16,657	16,161	10,874	19,224	49,830	72,642
Units redeemed	(44,241)	(102,453)	(8,502)	(5,361)	(4,808)	(6,053)	(21,696)	(18,186)

Ending units	14,133	24,608	40,847	32,692	27,757	21,691	161,633	133,499

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,418	9,567	1,882	1,293	1,058	630	-	-
Realized gain (loss) on investments	34,150	27,149	2,286	954	14,061	3,774	6,122	6,270
Change in unrealized gain (loss) on investments	92,446	(93,380)	6,137	(5,107)	5,270	373	81,116	(52,744)
Reinvested capital gains	47,345	17,137	5,794	1,957	-	-	35,635	13,968

Net increase (decrease) in contract owners’ equity resulting from operations	188,359	(39,527)	16,099	(903)	20,389	4,777	122,873	(32,506)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	821,970	725,947	86,349	83,895	37,826	48,733	154,903	172,029
Transfers between funds	13,632	264,899	37,610	67,696	(1,213)	29,456	55,057	17,983
Surrenders (note 6)	(41,612)	(7,548)	-	(11,409)	(1,703)	(230)	(3,344)	(2,949)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,100)	(25,165)	-	-	(7,852)	(17)	(8,175)	(1,431)
Deductions for surrender charges (note 2d)	(32,366)	(9,123)	(479)	(18)	(974)	(111)	(4,339)	(4,080)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(342,988)	(259,576)	(44,623)	(26,492)	(14,558)	(11,350)	(69,148)	(62,421)
Asset charges (note 3)	(4,432)	(1,722)	(645)	(212)	(116)	(63)	(508)	(380)
Adjustments to maintain reserves	10	(1)	2	45	(9)	8	16	812

Net equity transactions	410,114	687,711	78,214	113,505	11,401	66,426	124,462	119,563

Net change in contract owners’ equity	598,473	648,184	94,313	112,602	31,790	71,203	247,335	87,057
Contract owners’ equity beginning of period	1,591,815	943,631	167,942	55,340	118,623	47,420	415,104	328,047

Contract owners’ equity end of period	$2,190,288	1,591,815	262,255	167,942	150,413	118,623	662,439	415,104

CHANGES IN UNITS:
Beginning units	145,920	83,892	15,092	4,973	10,913	4,581	36,686	27,320
Units purchased	73,891	89,753	10,547	13,552	3,360	7,723	16,419	17,850
Units redeemed	(38,625)	(27,725)	(3,900)	(3,433)	(2,518)	(1,391)	(7,306)	(8,484)

Ending units	181,186	145,920	21,739	15,092	11,755	10,913	45,799	36,686

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSCP		WRSCV		WRVP		WFVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	629	674	1,384	546	-	-
Realized gain (loss) on investments	3,741	6,363	1,635	10,383	1,731	1,619	14,496	9,446
Change in unrealized gain (loss) on investments	97	(25,027)	14,586	(31,679)	5,886	(8,127)	(15,363)	(30,678)
Reinvested capital gains	4,623	1,236	9,195	-	8,495	-	27,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,461	(17,428)	26,045	(20,622)	17,496	(5,962)	26,882	(21,232)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64,713	72,038	48,107	43,773	41,509	32,298	231,048	103,915
Transfers between funds	7,860	12,406	660	(25,234)	577	2,523	41,928	43,658
Surrenders (note 6)	(3,848)	(469)	(586)	(2,115)	-	(700)	(29,614)	(83)
Death Benefits (note 4)	-	-	-	-	-	-	-	(707)
Net policy repayments (loans) (note 5)	(4,628)	(1,127)	(1,450)	(1,384)	(3)	(381)	(1,682)	(6,124)
Deductions for surrender charges (note 2d)	(2,375)	(4,602)	(953)	(220)	(818)	-	-	(271)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,822)	(25,196)	(18,301)	(17,155)	(11,212)	(8,016)	(48,552)	(32,871)
Asset charges (note 3)	(311)	(210)	(159)	(123)	(9)	(6)	(1,645)	(1,342)
Adjustments to maintain reserves	(8)	1,229	(1)	-	4	(4)	(13)	1,604

Net equity transactions	34,581	54,069	27,317	(2,458)	30,048	25,714	191,470	107,779

Net change in contract owners’ equity	43,042	36,641	53,362	(23,080)	47,544	19,752	218,352	86,547
Contract owners’ equity beginning of period	176,841	140,200	127,233	150,313	81,172	61,420	380,615	294,068

Contract owners’ equity end of period	$219,883	176,841	180,595	127,233	128,716	81,172	598,967	380,615

CHANGES IN UNITS:
Beginning units	15,955	11,308	11,213	11,553	7,479	5,245	23,838	17,571
Units purchased	6,107	7,724	4,218	4,847	3,562	3,045	18,772	11,872
Units redeemed	(3,198)	(3,077)	(2,015)	(5,187)	(1,065)	(811)	(7,834)	(5,605)

Ending units	18,864	15,955	13,416	11,213	9,976	7,479	34,776	23,838

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		AVCA		AVCDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	14,936	-	31	-	-
Realized gain (loss) on investments	19,118	(2,764)	(250,392)	(38,244)	5,338	534	10,475	5,043
Change in unrealized gain (loss) on investments	25,816	(27,755)	680,804	(1,521,061)	(2,352)	(2,195)	936	(15,228)
Reinvested capital gains	-	-	-	39,799	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,934	(30,519)	430,412	(1,504,570)	2,986	(1,630)	11,411	(10,185)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,359	84,516	245,333	1,040,431	1,247	3,487	4,696	27,772
Transfers between funds	(310,564)	176,828	(3,900,333)	644,669	(25,454)	2,583	(90,435)	(14,975)
Surrenders (note 6)	(600)	(453)	(17,001)	(57,272)	-	(268)	(4,243)	(269)
Death Benefits (note 4)	-	-	-	(987)	-	-	-	-
Net policy repayments (loans) (note 5)	(34)	(264)	(7,368)	(19,117)	-	(1,646)	(29)	(54)
Deductions for surrender charges (note 2d)	(84)	(37)	(12,743)	(25,884)	-	(300)	(182)	(514)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,961)	(18,618)	(97,539)	(310,716)	(946)	(2,978)	(3,793)	(12,384)
Asset charges (note 3)	(236)	(404)	(4,478)	(13,349)	(35)	(110)	(96)	(301)
Adjustments to maintain reserves	(2,502)	79	(2,322)	6,848	(3)	5	5	(6)

Net equity transactions	(276,622)	241,647	(3,796,451)	1,264,623	(25,191)	773	(94,077)	(731)

Net change in contract owners’ equity	(231,688)	211,128	(3,366,039)	(239,947)	(22,205)	(857)	(82,666)	(10,916)
Contract owners’ equity beginning of period	231,688	20,560	3,366,039	3,605,986	22,205	23,062	82,666	93,582

Contract owners’ equity end of period	$-	231,688	-	3,366,039	-	22,205	-	82,666

CHANGES IN UNITS:
Beginning units	22,379	1,811	312,148	226,274	2,273	2,174	6,940	7,294
Units purchased	5,084	22,338	21,095	126,680	114	679	359	2,998
Units redeemed	(27,463)	(1,770)	(333,243)	(40,806)	(2,387)	(580)	(7,299)	(3,352)

Ending units	-	22,379	-	312,148	-	2,273	-	6,940

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		OVHI3		OVHI		NVAGF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	2,203	17,362	6,579	217	134	-	2,280
Realized gain (loss) on investments	(137,573)	2,011	(6,279)	4,004	53	35	-	(5,903)
Change in unrealized gain (loss) on investments	114,470	(128,833)	131	(12,004)	(113)	(196)	-	1,973
Reinvested capital gains	51,561	2,370	-	-	-	-	-	3,111

Net increase (decrease) in contract owners’ equity resulting from operations	28,458	(122,249)	11,214	(1,421)	157	(27)	-	1,461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	161,636	262,304	14,309	21,034	-	-	-	7,177
Transfers between funds	(856,977)	406,131	(95,964)	(169)	(1,295)	-	-	(61,606)
Surrenders (note 6)	-	(6,519)	(280)	(2,344)	-	(2)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(210)	69	86	(2)	(10)	-	-
Deductions for surrender charges (note 2d)	(129)	-	(306)	(1,875)	-	(6)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,855)	(35,565)	(8,435)	(10,364)	(126)	(189)	-	(1,852)
Asset charges (note 3)	(820)	(1,078)	(348)	(341)	(6)	(8)	-	(44)
Adjustments to maintain reserves	(3,049)	1,794	(42)	(10)	(1)	1	-	(323)

Net equity transactions	(723,194)	626,857	(90,997)	6,017	(1,430)	(214)	-	(56,648)

Net change in contract owners’ equity	(694,736)	504,608	(79,783)	4,596	(1,273)	(241)	-	(55,187)
Contract owners’ equity beginning of period	694,736	190,128	79,783	75,187	1,273	1,514	-	55,187

Contract owners’ equity end of period	$-	694,736	-	79,783	-	1,273	-	-

CHANGES IN UNITS:
Beginning units	69,734	15,955	27,428	25,362	378	439	-	4,465
Units purchased	36,758	57,607	4,624	7,830	-	-	-	4
Units redeemed	(106,492)	(3,828)	(32,052)	(5,764)	(378)	(61)	-	(4,469)

Ending units	-	69,734	-	27,428	-	378	-	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEF3
	2012	2011
Investment activity:
Net investment income (loss)	$-	104
Realized gain (loss) on investments	-	366
Change in unrealized gain (loss) on investments	-	(893)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(423)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,179
Transfers between funds	-	(10,814)
Surrenders (note 6)	-	-
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	-
Deductions for surrender charges (note 2d)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(946)
Asset charges (note 3)	-	(1)
Adjustments to maintain reserves	-	(2)

Net equity transactions	-	(9,584)

Net change in contract owners’ equity	-	(10,007)
Contract owners’ equity beginning of period	-	10,007

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	670
Units purchased	-	420
Units redeemed	-	(1,090)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class I (BRVGA1)
Global Allocation V.I. Fund - Class II (MLVGA2)
DIMENSIONAL FUND ADVISORS INC.
VA Global Bond Portfolio (DFVGB)
VA International Small Portfolio (DFVIS)
VA International Value Portfolio (DFVIV)
VA Short-Term Fixed Portfolio (DFVSTF)
VA U.S. Large Value Portfolio (DFVULV)
VA U.S. Targeted Value Portfolio (DFVUTV)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 1 (FTVIS1)
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
M FUNDS
M Business Opportunity Value Fund (MFBOV)
M Capital Appreciation Fund (MFFCA)
M International Equity Fund (MFBIE)
M Large Cap Growth Fund (MFTCG)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
U.S. Real Estate Portfolio - Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)*
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund Portfolio - Service Class (FCS)*
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)*
Putnam VT Voyager Fund - Class IB (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Fund, Inc. (TRHS)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
Variable Insurance Portfolios - Energy (WRENG)
Variable Insurance Portfolios - Global Bond (WRGBP)
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - International Growth (WRIP)
Variable Insurance Portfolios - International Core Equity (WRI2P)
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)
Variable Insurance Portfolios - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 4,613,573 and $ 4,350,812, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $ 11,099,058 and $ 6,120,487, respectively, and total transfers from the Account to the fixed account were $ 3,705,907 and $ 3,447,374, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$236,894,753	$0	$0	$236,894,753

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$6,364	$438
VP Inflation Protection Fund - Class I (ACVIP1)	1,342,895	30,555
Global Allocation V.I. Fund - Class I (BRVGA1)	1,733,975	51,687
Global Allocation V.I. Fund - Class II (MLVGA2)	581,163	1,295,796
VA Global Bond Portfolio (DFVGB)	390,038	115,935
VA International Small Portfolio (DFVIS)	424,291	168,543
VA International Value Portfolio (DFVIV)	428,623	179,022
VA Short-Term Fixed Portfolio (DFVSTF)	356,434	107,845
VA U.S. Large Value Portfolio (DFVULV)	351,406	138,746
VA U.S. Targeted Value Portfolio (DFVUTV)	366,821	150,673
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,124,296	758,465
Franklin Income Securities Fund - Class 1 (FTVIS1)	1,259,339	204,687
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)	286,657	14,449
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	1,756,070	101,044
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,045	93
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	114,085	8,604
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	406,022	179,845
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	514,933	112,413
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	4,760,303	385,911
Investors Growth Stock Series - Initial Class (MIGIC)	5,032	1,634
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	371,137	4,904
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	15,100	3,169
Value Series - Initial Class (MVFIC)	750,006	318,666
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	57,062	67,493
M Business Opportunity Value Fund (MFBOV)	163,663	114,847
M Capital Appreciation Fund (MFFCA)	128,776	30,547
M International Equity Fund (MFBIE)	154,492	123,026
M Large Cap Growth Fund (MFTCG)	217,293	39,332
Core Plus Fixed Income Portfolio - Class I (MSVFI)	30,609	17,791
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	257,590	218,731
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,958,539	343,961
American Funds NVIT Bond Fund - Class II (GVABD2)	299,743	74,498
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	332,635	128,574
American Funds NVIT Growth Fund - Class II (GVAGR2)	406,961	245,333

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	261,879	299,108
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,734,446	832,327
NVIT Emerging Markets Fund - Class III (GEM3)	1,542,808	225,042
NVIT International Equity Fund - Class III (GIG3)	180,488	82,609
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,241	91,316
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	85,791	136,936
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	120,390	191,551
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,080,927	500,201
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,044,995	423,676
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,409,910	262,213
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	519,296	213,826
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	4,453,167	1,230,006
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	5,648,525	2,388,740
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,083,747	155,978
NVIT Core Bond Fund - Class I (NVCBD1)	279,339	171,980
NVIT Core Plus Bond Fund - Class I (NVLCP1)	227,954	275,823
NVIT Nationwide Fund - Class I (TRF)	41,078	94,041
NVIT Government Bond Fund - Class I (GBF)	805,854	705,720
American Century NVIT Growth Fund - Class I (CAF)	255,084	23,949
NVIT International Index Fund - Class VI (GVIX6)	1,362,892	267,613
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	369,914	510,515
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	534,164	672,620
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	470,077	279,968
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	525,974	539,298
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,255,929	3,374,211
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,911,570	3,021,715
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	219,070	220,049
NVIT Mid Cap Index Fund - Class I (MCIF)	1,002,965	178,436
NVIT Money Market Fund - Class I (SAM)	4,150,567	10,197,460
NVIT Money Market Fund - Class V (SAM5)	10,987,286	7,193,226
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	146,901	118,572
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	189,531	37,780
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	254,706	133,355
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	83,758	18,411
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	230,680	273,919
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	88,747	40,309
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,005	89,814
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	113,141	50,868
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	113,342	90,664
NVIT Multi-Manager Small Company Fund - Class I (SCF)	137,291	105,181
NVIT Multi-Sector Bond Fund - Class I (MSBF)	141,877	147,172
NVIT Short Term Bond Fund - Class I (NVSTB1)	210,887	185,086
NVIT Short Term Bond Fund - Class II (NVSTB2)	40,900	37,768
NVIT Large Cap Growth Fund - Class I (NVOLG1)	378,066	498,215
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	700,734	15,872
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,390,250	555,251
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	695,481	5,156
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	822,174	83,672
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	4,940,001	18,302
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	5,153,958	275,538
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	290,494	141,101
Templeton NVIT International Value Fund - Class III (NVTIV3)	191,631	170,918
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	116,430	134,178
NVIT Real Estate Fund - Class I (NVRE1)	1,184,161	441,498
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	261,061	86,483
American Century VP Inflation Protection Fund - Class II (ACVIP2)	685,854	662,209
VP Mid Cap Value Fund - Class I (ACVMV1)	439,876	209,412
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	889,214	148,200
Appreciation Portfolio - Initial Shares (DCAP)	739,011	250,104
Quality Bond Fund II - Primary Shares (FQB)	9,361	14,102
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,187,522	202,683
VIP Equity-Income Portfolio - Service Class (FEIS)	1,408,051	350,774
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	275,268	28,509
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	599,067	203,023
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,074,829	230,295
VIP Growth Portfolio - Service Class (FGS)	417,762	421,909
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,402,297	517,995
VIP Mid Cap Portfolio - Service Class (FMCS)	1,017,027	410,089
VIP Overseas Portfolio - Service Class R (FOSR)	209,136	201,693
VIP Value Strategies Portfolio - Service Class (FVSS)	1,826	6,177
Franklin Income Securities Fund - Class 2 (FTVIS2)	502,007	610,025
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	2,941	11,892

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	564,752	302,219
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	76,419	45,595
Templeton Foreign Securities Fund - Class 3 (TIF3)	49,164	52,505
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	912,718	631,375
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	115,301	329,167
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	806,751	745,821
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	3,193	9,730
Socially Responsive Portfolio - I Class Shares (AMSRS)	16,001	16,211
Global Securities Fund/VA - Class 3 (OVGS3)	1,384,756	1,225,532
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	110,988	110,100
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	212,713	69,051
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	152,709	11,081
All Asset Portfolio - Administrative Class (PMVAAA)	42,673	751
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	321,531	194,764
Low Duration Portfolio - Administrative Class (PMVLDA)	1,052,719	278,213
Total Return Portfolio - Administrative Class (PMVTRA)	895,029	144,327
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	27,901	5,181
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)	27,337	117
Health Sciences Fund, Inc. (TRHS)	1,014,964	274,091
Health Sciences Portfolio - II (TRHS2)	503,967	171,425
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,724,828	127,581
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,694,423	352,721
Variable Insurance Portfolios - Balanced (WRBP)	180,752	159,239
Variable Insurance Portfolios - Bond (WRBDP)	226,924	180,349
Variable Insurance Portfolios - Core Equity (WRCEP)	111,170	29,550
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	140,702	66,653
Variable Insurance Portfolios - Energy (WRENG)	41,815	13,891
Variable Insurance Portfolios - Global Bond (WRGBP)	13,913	542
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	134,648	21,327
Variable Insurance Portfolios - Growth (WRGP)	91,234	12,212
Variable Insurance Portfolios - High Income (WRHIP)	1,278,881	816,514
Variable Insurance Portfolios - International Growth (WRIP)	90,964	30,467
Variable Insurance Portfolios - International Core Equity (WRI2P)	77,133	19,288
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	4,125	2,934
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	45,269	24,626
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	121,108	15,468
Variable Insurance Portfolios - Money Market (WRMMP)	279,450	386,073
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	174,076	58,255
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	126,669	45,595
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	481,189	93,516
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	726,753	254,878
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	116,653	30,764
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	83,092	70,623
Variable Insurance Portfolios - Science and Technology (WRSTP)	192,921	32,814
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	55,264	16,055
Variable Insurance Portfolios - Small Cap Value (WRSCV)	47,081	9,939
Variable Insurance Portfolios - Value (WRVP)	44,381	4,457
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	372,313	153,257
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	100,888	375,007
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	235,132	4,029,213
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	4,573	29,760
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	2,564	96,645
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	451,024	1,119,487
High Income Fund/VA - Class 3 (obsolete) (OVHI3)	40,303	113,940
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)	217	1,428

Total	$113,543,999	$62,143,909

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.00%	593	$10.254428	$6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
VA Global Bond Portfolio (DFVGB)
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012
VA U.S. Targeted Value Portfolio (DFVUTV)
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
Franklin Income Securities Fund - Class 1 (FTVIS1)
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2012	0.00%	1,194	$10.335916	$12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
M Business Opportunity Value Fund (MFBOV)
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
M Capital Appreciation Fund (MFFCA)
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
M International Equity Fund (MFBIE)
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
M Large Cap Growth Fund (MFTCG)
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	65,443	$12.903197	$844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.00%	321,867	$10.402170	$3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	47,398	$12.816934	$607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2012	0.00%	64,118	$14.056477	$901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	442,103	11.482073	5,076,259	0.00%	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
NVIT Money Market Fund - Class V (SAM5)
2012	0.00%	379,267	10.000000	3,792,670	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	41,439	$12.281082	$508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	64,080	$13.069162	$837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	$12.074163	$2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
VIP Growth Portfolio - Service Class (FGS)
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	1,114	$14.875151	$16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.00%	26,414	7.206627	190,356	1.04%	-45.95%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small - Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	1,467	$10.686505	$15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	$13.304880	$186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Variable Insurance Portfolios - Energy (WRENG)
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.00%	67,369	$6.820009	$459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Variable Insurance Portfolios - Growth (WRGP)
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.00%	27,757	$11.963796	$332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Variable Insurance Portfolios - Value (WRVP)
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	$10.352942	$231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	15,818	12.888766	203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	10,026	$10.684702	$107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%

2012	Contract owners equity:				$236,930,965
2011	Contract owners equity:				$168,673,454
2010	Contract owners equity:				$130,554,358
2009	Contract owners equity:				$77,699,179
2008	Contract owners equity:				$38,340,805

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.